Schedule of Investments (unaudited) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AAR Corp.(a)	5,353	$259,246
Aerojet Rocketdyne Holdings, Inc.(a)	15,257	600,363
AeroVironment, Inc.(a)	304	28,619
Astronics Corp.(a)	10,456	135,196
Axon Enterprise, Inc.(a)	932	128,364
Boeing Co.(a)	4,281	819,811
Curtiss-Wright Corp.(b)	4,765	715,512
Embraer SA(a)	56,044	176,099
General Dynamics Corp.	7,812	1,884,098
HEICO Corp.(b)	3,890	597,271
HEICO Corp., Class A	9,320	1,182,056
Hexcel Corp.(b)	275	16,354
Howmet Aerospace, Inc.	1,960	70,442
Kratos Defense & Security Solutions, Inc.(a)	9,649	197,612
Lockheed Martin Corp.	1,714	756,560
Maxar Technologies, Inc.	678	26,754
Mercury Systems, Inc.(a)	184	11,859
Moog, Inc., Class A	5,880	516,264
MTU Aero Engines AG	194	44,868
Northrop Grumman Corp.	531	237,474
Parsons Corp.(a)(b)	1,004	38,855
Spirit AeroSystems Holdings, Inc., Class A	345	16,867
TransDigm Group, Inc.(a)	174	113,368
Vectrus, Inc.(a)	4,804	172,271
Virgin Galactic Holdings Inc.(a)(b)	593	5,859
Woodward, Inc.	189	23,608

		8,775,650

Air Freight & Logistics — 0.4%
Atlas Air Worldwide Holdings, Inc.(a)(b)	715	61,755
Deutsche Post AG, Registered Shares	735	35,098
DSV A/S	522	100,044
Expeditors International of Washington, Inc.	1,152	118,840
FedEx Corp.	467	108,059
GXO Logistics, Inc.(a)	317	22,615
Hub Group, Inc., Class A(a)(b)	10,721	827,768
Hyundai Glovis Co. Ltd.	1,500	236,520
InPost SA(a)	4,934	31,305
JD Logistics, Inc.(a)(c)	6,800	16,540
Radiant Logistics, Inc.(a)	6,856	43,673
United Parcel Service, Inc., Class B	6,788	1,455,754
YTO Express Group Co. Ltd.	63,800	172,636
Yunda Holding Co. Ltd.	22,500	62,068
ZTO Express Cayman, Inc., ADR	8,415	210,375

		3,503,050

Airlines(a) — 0.1%
Alaska Air Group, Inc.	401	23,262
American Airlines Group, Inc.(b)	2,092	38,179
Copa Holdings SA, Class A(b)	142	11,877
Delta Air Lines, Inc.	480	18,993
Eva Airways Corp.	156,000	172,437
Frontier Group Holdings, Inc.	14,085	159,583
JetBlue Airways Corp.	1,042	15,578
SkyWest, Inc.(b)	5,803	167,416
Spirit Airlines, Inc.	7,618	166,606
Turk Hava Yollari AO	76,766	168,792
United Airlines Holdings, Inc.	1,059	49,095

		991,818

Auto Components — 0.5%
Adient PLC(a)	7,118	290,201

Security	Shares	Value

Auto Components (continued)
American Axle & Manufacturing Holdings, Inc.(a)	2,546	$19,757
Aptiv PLC(a)	1,588	190,099
BorgWarner, Inc.	10,603	412,457
Cooper-Standard Holdings, Inc.(a)	2,064	18,101
Dana, Inc.	9,704	170,499
Denso Corp.	1,100	70,180
Dorman Products, Inc.(a)(b)	1,590	151,098
Fox Factory Holding Corp.(a)	3,167	310,208
Fuyao Glass Industry Group Co. Ltd., Class H(c)	51,600	209,504
Gentex Corp.	779	22,723
Goodyear Tire & Rubber Co.(a)(b)	40,589	580,017
Hankook Tire & Technology Co. Ltd.	10,898	300,893
Hyundai Mobis Co. Ltd.	3,920	690,902
LCI Industries	3,016	313,091
Lear Corp.	589	83,986
Mando Corp.	2,969	122,118
Minth Group Ltd.	56,000	136,453
Modine Manufacturing Co.(a)	1,761	15,867
Motherson Sumi Systems Ltd.	40,382	73,936
Patrick Industries, Inc.	4,730	285,219
QuantumScape Corp.(a)(b)	804	16,072
Solid Power, Inc.(a)(b)	4,644	40,263
Stoneridge, Inc.(a)	2,498	51,858
Tenneco, Inc., Class A(a)	5,293	96,968
Visteon Corp.(a)(b)	2,227	243,033

		4,915,503

Automobiles — 1.8%
Astra International Tbk PT	524,700	240,202
BAIC Motor Corp. Ltd., Class H(c)	556,500	185,438
Bayerische Motoren Werke AG	1,610	139,132
BYD Co. Ltd., Class A	18,000	642,882
BYD Co. Ltd., Class H	16,500	458,952
Canoo, Inc.(a)(b)	9,592	52,948
Ferrari NV	296	64,486
Fisker, Inc.(a)(b)	13,269	171,170
Ford Motor Co.	20,424	345,370
Geely Automobile Holdings Ltd.	298,000	461,607
General Motors Co.(a)	19,450	850,743
Great Wall Motor Co. Ltd., Class H	247,000	387,663
Harley-Davidson, Inc.	504	19,858
Honda Motor Co. Ltd.	7,300	206,925
Hyundai Motor Co.	3,391	500,311
Isuzu Motors Ltd.	3,300	42,629
Kia Corp.	4,863	294,543
Li Auto, Inc., ADR(a)(b)	16,952	437,531
Lucid Group, Inc.(a)(b)	5,350	135,890
Mazda Motor Corp.	1,800	13,231
Mercedes-Benz Group AG, Registered Shares	3,110	218,289
NIO, Inc., ADR(a)(b)	30,344	638,741
Nissan Motor Co. Ltd.(a)	8,800	39,101
Rivian Automotive, Inc., Class A(a)(b)	3,388	170,213
Stellantis NV	4,817	77,985
Subaru Corp.	10,000	158,830
Suzuki Motor Corp.	400	13,708
Tesla, Inc.(a)(b)	7,504	8,086,310
Thor Industries, Inc.	175	13,773
Toyota Motor Corp.	34,200	616,900
TVS Motor Co. Ltd.	10,836	88,830
Volkswagen AG	167	41,252
Winnebago Industries, Inc.(b)	7,449	402,470

1

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Automobiles (continued)
XPeng, Inc., ADR(a)	9,678	$267,016
Yadea Group Holdings Ltd.(c)	60,000	91,912

		16,576,841

Banks — 6.7%
Abu Dhabi Commercial Bank PJSC	66,002	188,080
Abu Dhabi Islamic Bank PJSC	39,345	93,477
Agricultural Bank of China Ltd., Class H	493,000	188,466
Al Rajhi Bank	50,131	2,139,780
Alinma Bank	37,818	389,988
Ameris Bancorp	4,600	201,848
AU Small Finance Bank Ltd.(a)(c)	3,738	61,030
Australia & New Zealand Banking Group Ltd.	9,844	201,713
Axis Bank Ltd.(a)	76,326	759,893
Banco Bilbao Vizcaya Argentaria SA	17,295	98,753
Banco do Brasil SA	65,073	474,272
Banco Santander SA	44,031	149,702
Bancolombia SA, ADR(b)	7,849	334,838
Bangkok Bank PCL, NVDR	44,600	182,548
Bank Central Asia Tbk PT	1,599,500	888,147
Bank Hapoalim BM	2,469	24,445
Bank Leumi Le-Israel BM	4,027	43,382
Bank Mandiri Persero Tbk PT	955,200	523,892
Bank of America Corp.	81,958	3,378,309
Bank of China Ltd., Class H	1,797,000	717,103
Bank of Communications Co. Ltd., Class A	872,257	699,475
Bank of Hangzhou Co. Ltd., Class A	117,600	259,869
Bank of Hawaii Corp.(b)	131	10,994
Bank of Ningbo Co. Ltd., Class A	51,700	302,343
Bank OZK	400	17,080
Bank Polska Kasa Opieki SA	15,431	412,471
Bank Rakyat Indonesia Persero Tbk PT	2,711,100	875,644
BankFinancial Corp.	19,350	200,466
Banque Saudi Fransi	9,829	140,117
Barclays PLC	53,622	103,945
BDO Unibank, Inc.	42,140	107,643
BNP Paribas SA	3,086	176,348
BOC Hong Kong Holdings Ltd.	16,500	62,086
BOK Financial Corp.	99	9,301
Byline Bancorp, Inc.	671	17,902
Cadence Bank	9,003	263,428
CaixaBank SA	11,014	37,358
Capital City Bank Group, Inc.	23,733	625,602
Capitec Bank Holdings Ltd.	4,466	711,256
Capstar Financial Holdings, Inc.	8,173	172,287
Cathay General Bancorp	6,994	312,982
Central Pacific Financial Corp.	17,812	496,955
China Construction Bank Corp., Class H	2,358,000	1,766,294
China Merchants Bank Co. Ltd., Class A	94,800	694,068
China Merchants Bank Co. Ltd., Class H	150,000	1,167,663
China Minsheng Banking Corp. Ltd., Class H	137,500	51,577
CIMB Group Holdings BHD	332,800	421,579
Citigroup, Inc.	22,148	1,182,703
City Union Bank Ltd.	65,779	111,449
Civista Bancshares, Inc.	3,714	89,507
Colony Bankcorp, Inc.	812	15,160
Comerica, Inc.	430	38,885
Commerce Bancshares, Inc.	366	26,202
Commonwealth Bank of Australia	4,867	383,288
Community Trust Bancorp, Inc.	3,685	151,822
ConnectOne Bancorp, Inc.	1,334	42,701
Credicorp Ltd.	1,953	335,662

Security	Shares	Value

Banks (continued)
Credit Agricole SA(b)	4,229	$50,530
CTBC Financial Holding Co. Ltd.	1,061,000	1,081,271
Cullen/Frost Bankers, Inc.	187	25,883
Danske Bank A/S	3,467	57,674
DBS Group Holdings Ltd.	4,700	123,150
Dubai Islamic Bank PJSC	78,625	131,671
E.Sun Financial Holding Co. Ltd.	219,122	251,400
East West Bancorp, Inc.	463	36,586
Emirates NBD Bank PJSC	68,395	278,308
Enterprise Bancorp, Inc.	1,250	50,150
Farmers National Banc Corp.	3,783	64,538
FB Financial Corp.	3,558	158,046
First Abu Dhabi Bank PJSC	102,049	655,683
First Bancshares, Inc.	1,150	38,709
First Bank/Hamilton NJ(b)	6,320	89,870
First Business Financial Services, Inc.	1,667	54,694
First Commonwealth Financial Corp.	6,808	103,209
First Financial Bankshares, Inc.	12,565	554,368
First Financial Corp.	675	29,214
First Financial Northwest, Inc.	20,104	343,979
First Hawaiian, Inc.	423	11,798
First Horizon Corp.	1,755	41,225
First Interstate Bancsystem, Inc., Class A(b)	21,742	799,453
First Merchants Corp.	3,303	137,405
First Northwest Bancorp	2,493	55,070
First Republic Bank	242	39,228
First Savings Financial Group, Inc.	1,623	39,828
First Western Financial, Inc.(a)	1,252	39,138
FNB Corp.	1,125	14,006
Fulton Financial Corp.	41,512	689,929
Glacier Bancorp, Inc.	8,049	404,704
Grupo Financiero Banorte SAB de CV, Class O	116,765	877,939
Hancock Whitney Corp.	11,896	620,376
Hang Seng Bank Ltd.	3,700	71,161
Hanmi Financial Corp.	2,110	51,927
HBT Financial, Inc.	12,402	225,468
HDFC Bank Ltd.	36,826	709,262
HDFC Bank Ltd., ADR	11,852	726,883
Heartland Financial USA, Inc.	15,718	751,792
Hilltop Holdings, Inc.	3,958	116,365
HomeTrust Bancshares, Inc.	1,436	42,405
HSBC Holdings PLC	65,793	449,403
Huntington Bancshares, Inc.(b)	12,017	175,689
ICICI Bank Ltd.	154,939	1,477,804
ICICI Bank Ltd., ADR	13,840	262,130
Independent Bank Corp.	17,709	389,598
Independent Bank Group, Inc.	709	50,452
IndusInd Bank Ltd.	10,169	124,424
Industrial & Commercial Bank of China Ltd., Class A	89,300	66,873
Industrial & Commercial Bank of China Ltd., Class H	1,582,000	969,849
Industrial Bank Co. Ltd., Class A	22,100	71,465
ING Groep NV	11,381	118,828
Intesa Sanpaolo SpA	24,454	55,969
Investar Holding Corp.	3,275	62,520
Investors Bancorp, Inc.	17,697	264,216
Israel Discount Bank Ltd., Class A	1,255	7,805
Itau Unibanco Holding SA, ADR(b)	15,328	87,523
Japan Post Bank Co. Ltd.(b)	2,900	23,289
JPMorgan Chase & Co.(b)	23,611	3,218,652
KB Financial Group, Inc.	11,679	585,280
KBC Group NV	640	45,919
Kiatnakin Phatra Bank PCL, NVDR	24,400	50,412

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Kotak Mahindra Bank Ltd.	54,452	$1,250,579
Kuwait Finance House KSCP	93,440	329,018
Lakeland Bancorp, Inc.	13,869	231,612
Level One Bancorp, Inc.	782	31,225
Malayan Banking BHD	169,100	359,373
Mercantile Bank Corp.	2,662	94,288
Meridian Corp.	2,911	93,414
Metropolitan Bank & Trust Co.	108,910	119,682
Mid Penn Bancorp, Inc.	6,762	181,289
Midland States Bancorp, Inc.	23,559	679,913
MidWestOne Financial Group, Inc.	758	25,090
Mitsubishi UFJ Financial Group, Inc.	39,000	241,064
Mizrahi Tefahot Bank Ltd.	1,818	70,997
Mizuho Financial Group, Inc.	6,920	88,267
Moneta Money Bank A/S(c)	64,700	262,565
National Australia Bank Ltd.	10,777	259,455
National Bank of Kuwait SAKP	75,077	271,286
Natwest Group PLC	32,266	91,130
Nedbank Group Ltd.	27,184	431,811
Nordea Bank Abp	8,828	90,858
Northrim BanCorp, Inc.	6,621	288,477
OceanFirst Financial Corp.	20,028	402,563
Old National Bancorp	23,064	377,788
Old Second Bancorp, Inc.	1,472	21,359
Origin Bancorp, Inc.	3,754	158,757
OTP Bank Nyrt(a)	9,245	335,390
Oversea-Chinese Banking Corp. Ltd.	8,700	78,925
PacWest Bancorp	382	16,476
Peapack-Gladstone Financial Corp.	5,472	190,152
People’s United Financial, Inc.	1,399	27,966
Pinnacle Financial Partners, Inc.	5,728	527,434
Popular, Inc.	260	21,252
Postal Savings Bank of China Co. Ltd., Class A	311,700	262,715
Powszechna Kasa Oszczednosci Bank Polski SA(a)	27,380	257,990
Premier Financial Corp.(b)	15,794	479,032
Prosperity Bancshares, Inc.	294	20,398
Public Bank BHD	199,800	221,634
QCR Holdings, Inc.	1,426	80,697
Regions Financial Corp.	60,758	1,352,473
Republic First Bancorp, Inc.(a)	78,503	405,076
RHB Bank BHD	194,800	276,125
Riverview Bancorp, Inc.	56,475	426,386
Salisbury Bancorp, Inc.(b)	1,845	103,320
Sandy Spring Bancorp, Inc.	4,100	184,172
Saudi National Bank	25,750	484,511
Sberbank of Russia PJSC, ADR(d)	35,262	353
Shinhan Financial Group Co. Ltd.	21,723	737,902
Shinhan Financial Group Co. Ltd., ADR(a)	3,845	128,538
Sierra Bancorp	12,491	312,025
Silvergate Capital Corp., Class A(a)	1,573	236,847
Skandinaviska Enskilda Banken AB, Class A	4,931	53,308
SmartFinancial, Inc.	7,456	190,725
Societe Generale SA	1,411	37,825
South Plains Financial, Inc.	4,953	131,651
SouthState Corp.(b)	10,046	819,653
Standard Bank Group Ltd.(b)	65,151	809,431
Standard Chartered PLC	7,538	50,037
State Bank of India	12,392	80,063
Sumitomo Mitsui Financial Group, Inc.	4,600	145,306
Sumitomo Mitsui Trust Holdings, Inc.	1,400	45,563
Svenska Handelsbanken AB, A Shares	2,708	24,901
Swedbank AB, A Shares	1,684	25,152

Security	Shares	Value

Banks (continued)
Synovus Financial Corp.	478	$23,422
Texas Capital Bancshares, Inc.(a)	3,106	178,005
Tisco Financial Group PCL	29,100	87,724
Towne Bank	11,813	353,681
Trico Bancshares	4,811	192,584
TriState Capital Holdings, Inc.(a)	2,038	67,723
Truist Financial Corp.	8,762	496,805
U.S. Bancorp	2,476	131,599
UMB Financial Corp.	3,794	368,625
Umpqua Holdings Corp.	711	13,409
UniCredit SpA	5,146	55,514
United Overseas Bank Ltd.	3,000	70,194
Univest Financial Corp.	3,395	90,850
Veritex Holdings, Inc.	3,428	130,847
Washington Trust Bancorp, Inc.	1,889	99,173
Wells Fargo & Co.	15,486	750,452
WesBanco, Inc.	15,956	548,248
Western Alliance Bancorp	331	27,413
Westpac Banking Corp.	11,024	199,166
Wintrust Financial Corp.	186	17,285
Zions Bancorp NA	505	33,108

		62,705,264

Beverages — 1.1%
Ambev SA	292,998	947,726
Ambev SA, ADR	39,124	126,371
Anheuser-Busch InBev SA	2,058	123,044
Anhui Gujing Distillery Co. Ltd.	6,700	179,740
Anhui Yingjia Distillery Co. Ltd.	9,200	77,910
Arca Continental SAB de CV	78,187	531,664
Asahi Group Holdings Ltd.	1,100	40,063
Boston Beer Co., Inc., Class A(a)(b)	31	12,043
Brown-Forman Corp., Class A	149	9,348
Brown-Forman Corp., Class B	14,544	974,739
Carlsberg A/S, Class B	259	31,795
Celsius Holdings, Inc.(a)(b)	2,211	122,003
China Resources Beer Holdings Co. Ltd.	58,000	352,871
Chongqing Brewery Co. Ltd.(a)	5,600	93,795
Coca-Cola Co.	7,268	450,616
Coca-Cola Europacific Partners PLC	8,140	395,685
Coca-Cola Femsa SAB de CV	41,882	230,635
Coca-Cola Femsa SAB de CV, ADR	7,043	387,013
Coca-Cola HBC AG	2,064	43,047
Diageo PLC	8,665	439,528
Duckhorn Portfolio, Inc.(a)(b)	4,875	88,676
Fomento Economico Mexicano SAB de CV	53,760	446,946
Heineken Holding NV	1,037	81,200
Heineken NV	1,997	190,973
Keurig Dr Pepper, Inc.	20,876	791,200
Kirin Holdings Co. Ltd.	700	10,456
Kweichow Moutai Co. Ltd., Class A	500	134,447
Luzhou Laojiao Co. Ltd., Class A	9,900	287,366
MGP Ingredients, Inc.	967	82,766
PepsiCo, Inc.	9,021	1,509,935
Pernod Ricard SA	873	191,808
Primo Water Corp.(b)	15,474	220,504
United Spirits Ltd.(a)	16,067	187,321
Varun Beverages Ltd.	5,571	69,023
Vintage Wine Estates, Inc.(a)	1,877	18,526

		9,880,783

Biotechnology — 2.5%
2seventy bio, Inc.(a)	996	16,992
3SBio, Inc.(a)(c)	570,000	463,537

3

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
4D Molecular Therapeutics, Inc.(a)	1,572	$23,769
89bio, Inc.(a)	1,320	4,976
AbbVie, Inc.	10,394	1,684,971
Abeona Therapeutics, Inc.(a)	12,073	3,803
ACADIA Pharmaceuticals, Inc.(a)(b)	9,825	237,961
ADMA Biologics, Inc.(a)	46,699	85,459
Affimed NV(a)	11,343	49,569
Agenus, Inc.(a)	27,624	67,955
Agios Pharmaceuticals, Inc.(a)	6,348	184,790
Akebia Therapeutics, Inc.(a)	17,028	12,224
Akero Therapeutics, Inc.(a)	1,434	20,348
Akouos, Inc.(a)	1,837	8,726
Alector, Inc.(a)(b)	7,735	110,224
Aligos Therapeutics, Inc.(a)	3,453	7,424
Alkermes PLC(a)	16,092	423,381
Allogene Therapeutics, Inc.(a)(b)	15,876	144,630
Allovir, Inc.(a)	1,921	12,967
Alnylam Pharmaceuticals, Inc.(a)	942	153,819
ALX Oncology Holdings, Inc.(a)	850	14,365
Amgen, Inc.	9,448	2,284,715
Amicus Therapeutics, Inc.(a)	17,354	164,342
Apellis Pharmaceuticals, Inc.(a)	6,983	354,806
Applied Molecular Transport, Inc.(a)	3,993	30,027
Applied Therapeutics, Inc.(a)(b)	1,218	2,570
Aprea Therapeutics, Inc.(a)	5,798	10,784
Aptinyx, Inc.(a)	12,794	29,042
AquaBounty Technologies, Inc.(a)(b)	3	6
Arcturus Therapeutics Holdings, Inc.(a)	704	18,980
Arcus Biosciences, Inc.(a)	1,944	61,353
Arcutis Biotherapeutics, Inc.(a)	3,039	58,531
Argenx SE(a)	123	38,483
Arrowhead Pharmaceuticals, Inc.(a)	6,299	289,691
Assembly Biosciences, Inc.(a)	24,276	50,009
Astria Therapeutics, Inc.(a)	2,019	13,547
Atara Biotherapeutics, Inc.(a)	13,336	123,891
Athenex, Inc.(a)	8,143	6,755
Athersys, Inc.(a)(b)	36,649	22,191
Atossa Therapeutics, Inc.(a)	11,978	14,973
Atreca, Inc., Class A(a)	11,605	36,788
Avidity Biosciences, Inc.(a)	7,268	134,240
Avrobio, Inc.(a)	3,970	5,240
Beam Therapeutics, Inc.(a)(b)	3,236	185,423
BeiGene Ltd., ADR(a)	924	174,266
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd.	7,000	306,213
Beyondspring, Inc.(a)	6,288	13,834
BioCryst Pharmaceuticals, Inc.(a)	12,353	200,860
Biogen, Inc.(a)	2,938	618,743
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	3,488	413,572
BioMarin Pharmaceutical, Inc.(a)	1,441	111,101
Bioxcel Therapeutics, Inc.(a)	880	18,401
Black Diamond Therapeutics, Inc.(a)	8,489	23,515
Bluebird Bio, Inc.(a)	4,734	22,960
Blueprint Medicines Corp.(a)(b)	6,503	415,412
Bolt Biotherapeutics, Inc.(a)	1,792	4,910
Bridgebio Pharma, Inc.(a)(b)	12,759	129,504
C4 Therapeutics, Inc.(a)	6,508	157,884
Cabaletta Bio, Inc.(a)	4,042	8,205
CareDx, Inc.(a)	2,930	108,381
Caribou Biosciences, Inc.(a)(b)	4,033	37,023
Catalyst Biosciences, Inc.(a)	6,436	4,248
Celltrion, Inc.	1,739	244,813
Celularity, Inc.(a)(b)	2,154	18,761

Security	Shares	Value

Biotechnology (continued)
Centogene NV(a)	910	$3,740
Cidara Therapeutics, Inc.(a)	14,886	12,396
Clovis Oncology, Inc.(a)	15,342	30,991
Coherus Biosciences, Inc.(a)(b)	10,935	141,171
Contra Zogenix, Inc.	4,305	2,927
Corbus Pharmaceuticals Holdings, Inc.(a)	12,901	6,857
Cortexyme, Inc.(a)	608	3,764
Corvus Pharmaceuticals, Inc.(a)(b)	5,735	9,405
Crinetics Pharmaceuticals, Inc.(a)	4,499	98,753
CSL Ltd.	1,446	288,683
Cue Biopharma, Inc.(a)	3,329	16,246
Cullinan Oncology, Inc.(a)	1,282	13,423
CureVac NV(a)(b)	173	3,393
Cytokinetics, Inc.(a)(b)	1,843	67,841
Deciphera Pharmaceuticals, Inc.(a)	13,759	127,546
Denali Therapeutics, Inc.(a)	9,958	320,349
Dynavax Technologies Corp.(a)(b)	5,280	57,235
Dyne Therapeutics, Inc.(a)	3,265	31,475
Editas Medicine, Inc.(a)	10,902	207,356
Emergent BioSolutions, Inc.(a)(b)	6,325	259,704
Enanta Pharmaceuticals, Inc.(a)	2,739	194,962
Erasca, Inc.(a)	2,545	21,887
Exact Sciences Corp.(a)	1,267	88,589
Exagen, Inc.(a)(b)	3,265	26,218
Exelixis, Inc.(a)	2,006	45,476
Exicure, Inc.(a)	5,365	1,070
Fate Therapeutics, Inc.(a)	9,165	355,327
Fennec Pharmaceuticals, Inc.(a)	1,750	9,800
FibroGen, Inc.(a)	8,675	104,273
Foghorn Therapeutics, Inc.(a)	2,487	37,877
Forma Therapeutics Holdings, Inc.(a)	2,471	22,980
Forte Biosciences, Inc.(a)	1,659	2,422
Frequency Therapeutics, Inc.(a)	4,657	9,873
G1 Therapeutics, Inc.(a)(b)	5,130	38,988
Galera Therapeutics, Inc.(a)	4,076	9,701
Genmab A/S(a)	160	57,784
Gilead Sciences, Inc.	6,498	386,306
Global Blood Therapeutics, Inc.(a)	4,290	148,606
GlycoMimetics, Inc.(a)	5,325	6,071
Gossamer Bio, Inc.(a)(b)	3,238	28,106
Grifols SA	444	8,059
Gritstone bio, Inc.(a)	11,781	48,538
Halozyme Therapeutics, Inc.(a)	15,857	632,377
Heron Therapeutics, Inc.(a)(b)	19,939	114,051
Homology Medicines, Inc.(a)	6,560	19,942
Horizon Therapeutics PLC(a)	2,186	229,989
Hugel, Inc.(a)	880	100,322
Imeik Technology Development Co. Ltd.	3,000	222,767
ImmunityBio, Inc.(a)	1,861	10,440
ImmunoGen, Inc.(a)	18,587	88,474
Incyte Corp.(a)	1,546	122,783
Infinity Pharmaceuticals, Inc.(a)(b)	6,021	6,864
Innovent Biologics, Inc.(a)(c)	25,500	85,811
Inovio Pharmaceuticals, Inc.(a)(b)	18,125	65,069
Inozyme Pharma, Inc.(a)	892	3,648
Insmed, Inc.(a)	9,507	223,414
Intellia Therapeutics, Inc.(a)	5,162	375,123
Intercept Pharmaceuticals, Inc.(a)(b)	5,584	90,852
Ionis Pharmaceuticals, Inc.(a)	462	17,112
Iovance Biotherapeutics, Inc.(a)	495	8,242
Ironwood Pharmaceuticals, Inc.(a)	36,384	457,711
iTeos Therapeutics, Inc.(a)	1,216	39,131
Jounce Therapeutics, Inc.(a)	3,154	21,416

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Karyopharm Therapeutics, Inc.(a)(b)	16,540	$121,900
Kiniksa Pharmaceuticals Ltd., Class A(a)	21,114	209,873
Kinnate Biopharma, Inc.(a)	3,570	40,198
Kodiak Sciences, Inc.(a)	7,921	61,150
Kronos Bio, Inc.(a)	4,102	29,657
Krystal Biotech, Inc.(a)	1,527	101,607
Kura Oncology, Inc.(a)	5,419	87,138
Kymera Therapeutics, Inc.(a)	1,645	69,616
Ligand Pharmaceuticals, Inc.(a)	886	99,666
LogicBio Therapeutics, Inc.(a)	2,154	1,465
Lyell Immunopharma, Inc.(a)(b)	4,668	23,573
MacroGenics, Inc.(a)	5,889	51,882
Madrigal Pharmaceuticals, Inc.(a)	288	28,259
MannKind Corp.(a)	23,905	87,970
Mersana Therapeutics, Inc.(a)	14,515	57,915
Mirati Therapeutics, Inc.(a)	138	11,346
Mirum Pharmaceuticals, Inc.(a)	3,369	74,185
Moderna, Inc.(a)	1,918	330,395
Molecular Templates, Inc.(a)(b)	1,349	4,654
Mustang Bio, Inc.(a)(b)	5,399	5,453
Myriad Genetics, Inc.(a)	11,502	289,850
Natera, Inc.(a)	1,296	52,721
Neurocrine Biosciences, Inc.(a)	806	75,563
NextCure, Inc.(a)	6,872	33,398
Nkarta, Inc.(a)	1,579	17,969
Novavax, Inc.(a)(b)	645	47,504
Nymox Pharmaceutical Corp.(a)(b)	5,685	7,163
Ocugen, Inc.(a)(b)	9,609	31,710
Olema Pharmaceuticals, Inc.(a)(b)	3,835	16,337
Oncorus, Inc.(a)(b)	2,121	3,775
Oncternal Therapeutics, Inc.(a)(b)	4,499	6,254
OPKO Health, Inc.(a)	50,029	172,100
Oyster Point Pharma, Inc.(a)	3,332	38,784
Passage Bio, Inc.(a)	8,451	26,198
Pieris Pharmaceuticals, Inc.(a)	6,677	20,231
PMV Pharmaceuticals, Inc.(a)(b)	3,522	73,328
Poseida Therapeutics, Inc.(a)	5,208	23,332
Precigen, Inc.(a)	4,316	9,107
Precision BioSciences, Inc.(a)	9,626	29,648
Prelude Therapeutics, Inc.(a)(b)	1,281	8,839
Prevail Therapeutics, Inc.(d)	1,105	553
Prothena Corp. PLC(a)(b)	1,050	38,399
PTC Therapeutics, Inc.(a)	10,049	374,928
Puma Biotechnology, Inc.(a)	7,912	22,787
Recursion Pharmaceuticals, Inc., Class A(a)(b)	9,750	69,810
Regeneron Pharmaceuticals, Inc.(a)	530	370,163
REGENXBIO, Inc.(a)	3,859	128,080
Relay Therapeutics, Inc.(a)(b)	8,731	261,319
Revolution Medicines, Inc.(a)	3,817	97,372
Rhythm Pharmaceuticals, Inc.(a)	1,968	22,671
Rigel Pharmaceuticals, Inc.(a)	21,910	65,511
Rocket Pharmaceuticals, Inc.(a)	3,480	55,193
Sage Therapeutics, Inc.(a)	170	5,627
Sana Biotechnology, Inc.(a)(b)	9,625	79,502
Sangamo Therapeutics, Inc.(a)	28,020	162,796
Sarepta Therapeutics, Inc.(a)	274	21,405
Seagen, Inc.(a)	1,058	152,405
Seres Therapeutics, Inc.(a)	4,888	34,803
Shattuck Labs, Inc.(a)	2,210	9,415
Sigilon Therapeutics, Inc.(a)	2,256	3,316
Solid Biosciences, Inc.(a)	34,854	41,825

Security	Shares	Value

Biotechnology (continued)
Sorrento Therapeutics, Inc.(a)(b)	29,439	$68,593
Spectrum Pharmaceuticals, Inc.(a)	19,129	24,676
SpringWorks Therapeutics, Inc.(a)	1,016	57,343
SQZ Biotechnologies Co.(a)	1,471	7,076
Stoke Therapeutics, Inc.(a)	966	20,334
Surface Oncology, Inc.(a)(b)	4,415	12,980
Sutro Biopharma, Inc.(a)	4,252	34,951
Syndax Pharmaceuticals, Inc.(a)	1,460	25,375
Taysha Gene Therapies, Inc.(a)	3,969	25,878
TCR2 Therapeutics, Inc.(a)(b)	4,603	12,704
TG Therapeutics, Inc.(a)(b)	9,250	87,967
Tonix Pharmaceuticals Holding Corp.(a)	62,405	14,366
Travere Therapeutics, Inc.(a)	2,019	52,030
Turning Point Therapeutics, Inc.(a)	2,065	55,445
Twist Bioscience Corp.(a)	5,856	289,169
Tyme Technologies, Inc.(a)	16,692	5,842
Ultragenyx Pharmaceutical, Inc.(a)	3,052	221,636
United Therapeutics Corp.(a)	145	26,014
UNITY Biotechnology, Inc.(a)(b)	5,174	5,795
UroGen Pharma Ltd.(a)	1,960	17,072
Veracyte, Inc.(a)	8,112	223,648
Vericel Corp.(a)	2,395	91,537
Vertex Pharmaceuticals, Inc.(a)	1,392	363,270
Verve Therapeutics, Inc.(a)(b)	1,026	23,413
Vincerx Pharma, Inc.(a)	1,674	6,696
Vir Biotechnology, Inc.(a)	5,853	150,539
Xencor, Inc.(a)	1,395	37,219
Y-mAbs Therapeutics, Inc.(a)	3,175	37,719
Yumanity Therapeutics, Inc.(a)	2,431	3,647
Zentalis Pharmaceuticals, Inc.(a)	2,049	94,541

		23,589,657

Building Products — 0.5%
Advanced Drainage Systems, Inc.	199	23,643
Armstrong World Industries, Inc.	156	14,042
Assa Abloy AB, Class B	3,301	88,730
AZEK Co., Inc.(a)	370	9,191
Builders FirstSource, Inc.(a)	8,383	541,039
Carlisle Cos., Inc.	169	41,560
Carrier Global Corp.	2,482	113,849
China Lesso Group Holdings Ltd.	65,000	78,016
Cie de Saint-Gobain	1,660	98,771
Daikin Industries Ltd.	900	163,443
Fortune Brands Home & Security, Inc.	337	25,032
Geberit AG, Registered Shares	256	157,813
Gibraltar Industries, Inc.(a)	4,160	178,672
Griffon Corp.	1,417	28,383
Hayward Holdings, Inc.(a)	159	2,643
JELD-WEN Holding, Inc.(a)	11,090	224,905
Johnson Controls International PLC	1,194	78,291
Kajaria Ceramics Ltd.	10,902	146,096
Kingspan Group PLC	571	55,813
Lennox International, Inc.	676	174,313
Lixil Corp.	400	7,446
Masco Corp.	2,319	118,269
Nibe Industrier AB, B Shares	6,122	67,860
Owens Corning	3,079	281,728
Resideo Technologies, Inc.(a)(b)	6,316	150,510
Rockwool International A/S, B Shares	201	66,352
Simpson Manufacturing Co., Inc.	2,960	322,758
Tecnoglass, Inc.(b)	2,208	55,730
Trane Technologies PLC	431	65,814

5

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Trex Co., Inc.(a)(b)	379	$24,760
UFP Industries, Inc.	9,986	770,520
Zurn Water Solutions Corp.	4,277	151,406

		4,327,398

Capital Markets — 1.4%
3i Group PLC	2,475	44,754
Abrdn PLC	4,951	13,863
Affiliated Managers Group, Inc.	133	18,746
Ameriprise Financial, Inc.	542	162,795
Amundi SA(c)	391	26,737
Ares Management Corp., Class A	466	37,853
Artisan Partners Asset Management, Inc., Class A	11,212	441,192
ASX Ltd.	815	49,577
B3 SA - Brasil Bolsa Balcao	27,105	89,438
Bank of New York Mellon Corp.(b)	4,624	229,489

Blackstone, Inc.	2,678	339,945
Charles Schwab Corp.	6,825	575,416
China Cinda Asset Management Co. Ltd., Class H	937,000	159,633
CITIC Securities Co. Ltd., Class A	86,385	282,592
CITIC Securities Co. Ltd., Class H	45,000	103,145
CME Group, Inc.	823	195,759
Cohen & Steers, Inc.	3,063	263,081
Cowen, Inc., Class A	3,890	105,419
Credit Suisse Group AG, Registered Shares	5,842	45,989
CSC Financial Co. Ltd.(c)	82,500	77,700
Daiwa Securities Group, Inc.	8,300	46,951
Deutsche Bank AG, Registered Shares(a)	5,870	73,928
Deutsche Boerse AG	667	120,067
Donnelley Financial Solutions, Inc.(a)	2,272	75,567
EQT AB	1,178	45,940
Euronext NV(c)	227	20,622
Evercore, Inc., Class A	125	13,915
FactSet Research Systems, Inc.	1,413	613,454
GF Securities Co. Ltd., Class H	72,000	101,357
Goldman Sachs Group, Inc.	2,091	690,239
Haitong Securities Co. Ltd., Class A	277,200	447,755
Haitong Securities Co. Ltd., Class H	109,600	83,286
Hamilton Lane, Inc., Class A(b)	3,772	291,538
Hargreaves Lansdown PLC	965	12,719
Hong Kong Exchanges & Clearing Ltd.	2,800	131,245
Houlihan Lokey, Inc.	4,327	379,911
Interactive Brokers Group, Inc., Class A	264	17,400
Intercontinental Exchange, Inc.	1,519	200,690
Janus Henderson Group PLC	556	19,471
Japan Exchange Group, Inc.	1,800	33,422
Jefferies Financial Group, Inc.	1,302	42,771
KKR & Co., Inc.	1,551	90,687
Lazard Ltd., Class A	308	10,626
London Stock Exchange Group PLC	1,073	111,893
LPL Financial Holdings, Inc.	261	47,679
Macquarie Group Ltd.	1,413	213,694
Moelis & Co., Class A	10,410	488,750
Moody’s Corp.	3,090	1,042,597
Morgan Stanley	3,114	272,164
Morningstar, Inc.	77	21,034
MSCI, Inc.	123	61,854
Nomura Holdings, Inc.	16,600	69,816
Open Lending Corp., Class A(a)	9,607	181,668
Partners Group Holding AG	58	71,816
Piper Sandler Cos	2,641	346,631
S&P Global, Inc.	4,493	1,842,939
Schroders PLC	612	25,771

Security	Shares	Value

Capital Markets (continued)
Silvercrest Asset Management Group, Inc., Class A	2,743	$56,094
St. James’s Place PLC	2,023	38,140
State Street Corp.	388	33,803
Stifel Financial Corp.	16,221	1,101,406
T Rowe Price Group, Inc.	131	19,806
UBS Group AG, Registered Shares	8,383	163,815
Virtu Financial, Inc., Class A	288	10,719
Virtus Investment Partners, Inc.	903	216,711

		13,265,484

Chemicals — 1.9%
Air Liquide SA	801	140,130
Albemarle Corp.	930	205,669
Ashland Global Holdings, Inc.	181	17,812
Asian Paints Ltd.	18,294	740,252
Avient Corp.	13,086	628,128
Axalta Coating Systems Ltd.(a)	679	16,690
Balchem Corp.	897	122,620
BASF SE	3,267	186,417
Berger Paints India Ltd.	14,285	131,634
Cabot Corp.	8,882	607,618
Chemours Co.(b)	533	16,779
Corteva, Inc.	7,248	416,615
Croda International PLC	463	47,630
Diversey Holdings Ltd.(a)	246	1,862
Do-Fluoride New Materials Co. Ltd.	36,900	226,425
Dongyue Group Ltd.	102,000	138,184
DuPont de Nemours, Inc.	2,753	202,566
Ecolab, Inc.	12,684	2,239,487
Ecovyst, Inc.	5,692	65,799
Element Solutions, Inc.	761	16,666
Evonik Industries AG	501	13,899
Formosa Plastics Corp.	174,000	643,548
Hawkins, Inc.	5,986	274,757
HB Fuller Co.	7,084	468,040
Hubei Xingfa Chemicals Group Co. Ltd.	26,800	139,411
Huntsman Corp.	682	25,582
Ingevity Corp.(a)	5,726	366,865
Innospec, Inc.	6,281	581,306
International Flavors & Fragrances, Inc.	2,501	328,456
Kolon Industries, Inc.	4,375	226,771
LG Chem Ltd.	2,661	1,162,768
Linde PLC(a)	1,469	469,243
Livent Corp.(a)(b)	13,735	358,071
Lotte Chemical Corp.	1,562	268,087
Mosaic Co.	2,460	163,590
Nan Ya Plastics Corp.	184,000	595,631
NewMarket Corp.	21	6,812
Nippon Paint Holdings Co. Ltd.	5,500	48,187
Nissan Chemical Corp.	1,300	76,255
Nitto Denko Corp.	400	28,675
Novozymes A/S, B Shares	58	3,977
Orbia Advance Corp. SAB de CV	71,935	189,910
Orica Ltd.	1,698	20,203
Petronas Chemicals Group BHD	118,700	271,008
PhosAgro PJSC(d)	1	—
PhosAgro PJSC, GDR, Registered Shares(d)	9,752	97
PPG Industries, Inc.	2,954	387,181
Quaker Chemical Corp.(b)	1,596	275,805
RPM International, Inc.	651	53,017
SABIC Agri-Nutrients Co.	5,107	246,416
Sasol Ltd.(a)	2,865	69,264
Saudi Basic Industries Corp.	63,743	2,215,499

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Saudi Kayan Petrochemical Co.(a)	11,763	$70,313
Scotts Miracle-Gro Co.	135	16,600
Sensient Technologies Corp.	2,598	218,102
Shenzhen Capchem Technology Co. Ltd., Class A	8,600	109,493
Sherwin-Williams Co.	1,188	296,549
Shin-Etsu Chemical Co. Ltd.	900	136,740
Sika AG, Registered Shares	235	77,751
Sinopec Shanghai Petrochemical Co. Ltd., Class H	652,000	135,092
SRF Ltd.	8,359	293,276
Stepan Co.(b)	4,423	437,037
Symrise AG	253	30,333
Tronox Holdings PLC, Class A	5,629	111,398
Valvoline, Inc.	596	18,810
Westlake Corp.	109	13,451

		18,112,259

Commercial Services & Supplies — 0.3%
ACCO Brands Corp.	35,964	287,712
Brambles Ltd.	4,501	33,216
BrightView Holdings, Inc.(a)	8,981	122,231
Casella Waste Systems, Inc., Class A(a)	874	76,606
Cimpress PLC(a)(b)	2,826	179,705
Clean Harbors, Inc.(a)	166	18,532
Driven Brands Holdings, Inc.(a)	178	4,678
Healthcare Services Group, Inc.	1,337	24,828
IAA, Inc.(a)	444	16,983
Kimball International, Inc., Class B	25,336	214,089
Montrose Environmental Group, Inc.(a)	990	52,401
MSA Safety, Inc.	120	15,924
Quad/Graphics, Inc.(a)	6,171	42,827
Rentokil Initial PLC	9,760	67,232
Saudi Airlines Catering Co.(a)	8,289	189,025
Secom Co. Ltd.	700	50,639
Steelcase, Inc., Class A	27,049	323,236
Stericycle, Inc.(a)	301	17,735
Tetra Tech, Inc.	6,898	1,137,756
Waste Management, Inc.	623	98,746

		2,974,101

Communications Equipment — 0.3%
Accton Technology Corp.	24,000	184,536
Applied Optoelectronics, Inc.(a)(b)	8,336	30,426
BYD Electronic International Co. Ltd.	31,000	61,431
Calix, Inc.(a)	6,522	279,859
Casa Systems, Inc.(a)	6,565	29,674
Ciena Corp.(a)	4,728	286,659
CommScope Holding Co., Inc.(a)	666	5,248
Extreme Networks, Inc.(a)	11,300	137,973
Harmonic, Inc.(a)	15,878	147,507
Infinera Corp.(a)	17,645	152,982
Juniper Networks, Inc.	14,459	537,296
Lumentum Holdings, Inc.(a)(b)	238	23,229
NETGEAR, Inc.(a)	9,013	222,441
Ubiquiti, Inc.(b)	21	6,114
ViaSat, Inc.(a)	229	11,175
Viavi Solutions, Inc.(a)	9,805	157,664
Wistron NeWeb Corp.	43,000	106,663
ZTE Corp., Class H	33,000	66,847

		2,447,724

Construction & Engineering — 0.5%
ACS Actividades de Construccion y Servicios SA	1,232	33,214
AECOM	447	34,334

Security	Shares	Value

Construction & Engineering (continued)
Ameresco, Inc., Class A(a)	4,458	$354,411
Arcosa, Inc.	1,593	91,199
Bouygues SA	1,695	59,162
Comfort Systems USA, Inc.	3,456	307,619
Dycom Industries, Inc.(a)	900	85,734
Eiffage SA	1,303	133,730
EMCOR Group, Inc.	10,898	1,227,442
Ferrovial SA	3,166	84,199
Fluor Corp.(a)(b)	19,403	556,672
Granite Construction, Inc.	1,332	43,690
Kajima Corp.	3,600	43,800
MasTec, Inc.(a)(b)	5,564	484,625
Matrix Service Co.(a)	6,515	53,553
MDU Resources Group, Inc.	663	17,669
Metallurgical Corp. of China Ltd., Class A	190,900	112,393
MYR Group, Inc.(a)	2,777	261,149
Obayashi Corp.	1,200	8,808
Primoris Services Corp.	5,637	134,273
Quanta Services, Inc.	464	61,067
Samsung Engineering Co. Ltd.(a)	1,153	24,747
Shimizu Corp.	1,800	10,802
Sino-Thai Engineering & Construction PCL	273,700	109,785
Taisei Corp.	1,000	28,869
Tutor Perini Corp.(a)	11,530	124,524
Valmont Industries, Inc.	69	16,463
Vinci SA	2,451	250,425
WillScot Mobile Mini Holdings Corp.(a)	5,287	206,880

		4,961,238

Construction Materials — 0.2%
Ambuja Cements Ltd.	40,203	157,936
Cemex SAB de CV(a)	489,752	263,220
China Jushi Co. Ltd.	72,000	171,709
China Resources Cement Holdings Ltd.	202,000	167,449
CRH PLC	1,195	47,663
Eagle Materials, Inc.	131	16,815
Grasim Industries Ltd.	6,590	143,976
Holcim Ltd., Registered Shares	463	22,519
JK Cement Ltd.	2,131	68,097
Summit Materials, Inc., Class A(a)(b)	17,035	529,107
UltraTech Cement Ltd.	1,928	167,099

		1,755,590

Consumer Finance — 0.7%
Ally Financial, Inc.	23,397	1,017,302
American Express Co.	6,941	1,297,967
Bajaj Finance Ltd.	9,508	902,958
Capital One Financial Corp.	3,721	488,530
Credit Acceptance Corp.(a)	27	14,860
Discover Financial Services	2,115	233,052
Encore Capital Group, Inc.(a)	2,768	173,637
Enova International, Inc.(a)(b)	5,995	227,630
Ezcorp, Inc., Class A(a)	32,390	195,636
FirstCash Holdings, Inc.(b)	2,265	159,320
Isracard Ltd.	1	5
LendingClub Corp.(a)	7,908	124,788
LendingTree, Inc.(a)	2,177	260,522
Lufax Holding Ltd., ADR(a)	27,363	152,412
Navient Corp.	7,137	121,614
OneMain Holdings, Inc.	370	17,542
Oportun Financial Corp.(a)	3,212	46,124
PRA Group, Inc.(a)(b)	11,245	506,925
PROG Holdings, Inc.(a)	6,453	185,653

7

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Regional Management Corp.	2,351	$114,188
SLM Corp.	962	17,662
Synchrony Financial	657	22,870

		6,281,197

Containers & Packaging — 0.1%
AptarGroup, Inc.	216	25,380
Ardagh Group SA(a)	56	941
Ardagh Metal Packaging SA(a)	445	3,618
Berry Global Group, Inc.(a)	443	25,676
Graphic Packaging Holding Co.(b)	929	18,617
Greif, Inc., Class A	5,065	329,529
O-I Glass, Inc.(a)	5,411	71,317
Silgan Holdings, Inc.	276	12,759
Smurfit Kappa Group PLC	673	29,893
Sonoco Products Co.	323	20,207

		537,937

Diversified Consumer Services — 0.2%
2U, Inc.(a)	16,804	223,157
ADT, Inc.	514	3,901
Bright Horizons Family Solutions, Inc.(a)	197	26,140
Chegg, Inc.(a)	470	17,052
Coursera, Inc.(a)	5,598	128,978
Frontdoor, Inc.(a)	281	8,388
Grand Canyon Education, Inc.(a)	131	12,722
H&R Block, Inc.	14,983	390,157
Houghton Mifflin Harcourt Co.(a)	10,037	210,877
Laureate Education, Inc., Class A	13,585	160,982
Mister Car Wash, Inc.(a)	253	3,742
Nerdy, Inc.(a)	11,341	57,726
OneSpaWorld Holdings Ltd.(a)	2,310	23,562
Service Corp. International(b)	6,268	412,560
Strategic Education, Inc.(b)	2,729	181,151
Stride, Inc.(a)	618	22,452
Terminix Global Holdings, Inc.(a)	399	18,206
Universal Technical Institute, Inc.(a)	5,992	53,029
Yduqs Participacoes SA	47,337	208,197

		2,162,979

Diversified Financial Services — 0.8%
Alerus Financial Corp.	2,021	55,860
Apollo Global Management, Inc.	719	44,571
Berkshire Hathaway, Inc., Class B(a)	10,467	3,693,909
Cannae Holdings, Inc.(a)	1,812	43,343
Chailease Holding Co. Ltd.	43,000	377,167
Equitable Holdings, Inc.	1,184	36,597
Eurazeo SE	163	13,704
Far East Horizon Ltd.	109,000	97,405
FirstRand Ltd.(b)	205,859	1,086,557
Groupe Bruxelles Lambert SA	1,157	119,722
Industrivarden AB, A Shares	580	16,449
Industrivarden AB, C Shares	1,439	40,111
Investor AB	1,331	30,971
Investor AB, B Shares	8,414	182,821
L E Lundbergforetagen AB, B Shares	502	25,478
M&G PLC	13,903	40,059
Mitsubishi HC Capital, Inc.	3,900	18,121
ORIX Corp.	4,300	85,710
Voya Financial, Inc.	27,721	1,839,288
Wendel SE	169	17,210

		7,865,053

Security	Shares	Value

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	58,710	$1,387,317
Bandwidth, Inc., Class A(a)(b)	6,594	213,580
BT Group PLC	17,682	42,159
Cellnex Telecom SA(c)	775	37,296
Cogent Communications Holdings, Inc.	2,289	151,875
Deutsche Telekom AG, Registered Shares	7,748	144,300
EchoStar Corp., Class A(a)(b)	7,745	188,513
Emirates Telecommunications Group Co. PJSC	97,162	978,443
Hellenic Telecommunications Organization SA	24,553	443,970
IDT Corp., Class B(a)	4,529	154,394
Iridium Communications, Inc.(a)	16,614	669,877
KT Corp., ADR(a)	18,134	260,042
Liberty Latin America Ltd., Class A(a)	7,988	77,484
Liberty Latin America Ltd., Class C(a)	9,030	86,598
Lumen Technologies, Inc.	3,941	44,415
Nippon Telegraph & Telephone Corp.	1,400	40,675
Ooma, Inc.(a)	7,700	115,423
Orange SA	1,877	22,226
Telefonica SA	5,865	28,423
Telkom Indonesia Persero Tbk PT	897,000	285,382
Telstra Corp. Ltd.	7,752	22,903
Verizon Communications, Inc.	16,477	839,338

		6,234,633

Electric Utilities — 1.3%
ALLETE, Inc.	2,244	150,303
Avangrid, Inc.(b)	189	8,834
Chubu Electric Power Co., Inc.	9,400	97,288
CK Infrastructure Holdings Ltd.	26,500	177,148
Constellation Energy Corp.	4,571	257,119
CPFL Energia SA	106,804	723,909
Edison International	5,797	406,370
EDP - Energias do Brasil SA	19,997	98,787
Electricite de France SA	4,196	39,384
Elia Group SA	926	141,281
Endesa SA	5,953	129,797
Enel SpA	38,328	255,906
Energisa SA	58,399	598,703
Entergy Corp.	19,835	2,315,736
Eversource Energy	5,708	503,389
Exelon Corp.	11,758	560,034
FirstEnergy Corp.	7,756	355,690
Fortum OYJ	4,131	75,503
Hawaiian Electric Industries, Inc.	347	14,682
Iberdrola SA	31,220	341,234
Inter RAO UES PJSC(a)(d)	5,347,154	658
Light SA	63,259	137,518
Manila Electric Co.	12,150	87,587
Mercury NZ Ltd.	23,863	97,961
NextEra Energy, Inc.	22,993	1,947,737
OGE Energy Corp.	16,427	669,893
Orsted A/S(c)	900	112,654
PNM Resources, Inc.	8,523	406,291
Portland General Electric Co.(b)	13,316	734,377
Red Electrica Corp. SA	138	2,833
SSE PLC	9,351	213,661
Tata Power Co. Ltd.	50,764	158,665
Tenaga Nasional Bhd	174,700	373,934
Terna - Rete Elettrica Nazionale	19,479	167,272
Verbund AG	678	71,600

		12,433,738

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.6%
ABB India Ltd.	3,162	$89,727
ABB Ltd., Registered Shares	3,482	112,959
Acuity Brands, Inc.	114	21,580
AMETEK, Inc.	3,750	499,425
Array Technologies, Inc.(a)	2,094	23,599
Atkore, Inc.(a)	5,551	546,440
AZZ, Inc.	3,073	148,242
Bizlink Holding, Inc.	43,000	441,005
Bloom Energy Corp., Class A(a)	13,333	321,992
ChargePoint Holdings, Inc.(a)(b)	737	14,652
Contemporary Amperex Technology Co. Ltd., Class A	4,100	327,465
Eaton Corp. PLC	8,425	1,278,578
Encore Wire Corp.	2,100	239,547
Fluence Energy, Inc.(a)(b)	108	1,416
FuelCell Energy, Inc.(a)	12,043	69,368
Fuji Electric Co. Ltd.	200	9,968
GrafTech International Ltd.	5,842	56,200
Hubbell, Inc.	178	32,711
Legrand SA	1,080	102,683
Mitsubishi Electric Corp.	5,200	59,638
Nidec Corp.	1,100	86,881
nVent Electric PLC	548	19,059
Regal Rexnord Corp.	1,003	149,226
Rockwell Automation, Inc.	136	38,084
Schneider Electric SE	1,585	266,106
Shoals Technologies Group, Inc., Class A(a)	347	5,913
Siemens Energy AG(a)	2,856	64,976
Stem, Inc.(a)	3,770	41,508
Sunrun, Inc.(a)(b)	3,911	118,777
Suzhou Maxwell Technologies Co. Ltd.	2,200	180,825
TPI Composites, Inc.(a)(b)	3,605	50,686
Vertiv Holdings Co.	1,057	14,798
Vestas Wind Systems A/S	3,932	115,344
Voltronic Power Technology Corp.	5,000	252,328
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	60,200	90,156

		5,891,862

Electronic Equipment, Instruments & Components — 1.4%
AAC Technologies Holdings, Inc.	59,000	140,211
Amphenol Corp., Class A	1,501	113,100
Arrow Electronics, Inc.(a)	156	18,506
Avnet, Inc.	1,439	58,409
Badger Meter, Inc.	859	85,651
Benchmark Electronics, Inc.	9,351	234,149
BOE Technology Group Co. Ltd., Class A	973,200	656,724
CDW Corp.	724	129,516
Cognex Corp.	895	69,049
Coherent, Inc.(a)	80	21,869
Compeq Manufacturing Co. Ltd.	125,000	208,411
Corning, Inc.	4,302	158,787
Delta Electronics, Inc.	90,000	834,455
Elite Material Co. Ltd.	1,000	8,879
ePlus, Inc.(a)(b)	10,068	564,412
Fabrinet(a)(b)	1,588	166,946
Flex Ltd.(a)	3,586	66,520
General Interface Solution Holding Ltd.	27,000	89,655
GoerTek, Inc., Class A	62,700	336,916
Halma PLC	1,308	42,794
Hirose Electric Co. Ltd.	400	57,982
Hon Hai Precision Industry Co. Ltd.	338,000	1,241,078
II-VI, Inc.(a)	1,567	113,592

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Inari Amertron Bhd	127,100	$91,944
Insight Enterprises, Inc.(a)	3,821	410,070
IPG Photonics Corp.(a)	476	52,246
Itron, Inc.(a)	4,585	241,538
Jabil, Inc.	481	29,692
Keyence Corp.	600	278,221
Keysight Technologies, Inc.(a)	5,024	793,641
Kingboard Holdings Ltd.	24,000	115,755
Knowles Corp.(a)	23,037	495,987
Kyocera Corp.	400	22,384
Largan Precision Co. Ltd.	3,000	196,108
LG Display Co. Ltd.	6,442	108,594
Littelfuse, Inc.	79	19,703
Murata Manufacturing Co. Ltd.	1,000	65,873
Nan Ya Printed Circuit Board Corp.	6,000	107,702
National Instruments Corp.	437	17,738
OSI Systems, Inc.(a)	9,030	768,634
PAR Technology Corp.(a)(b)	1,797	72,491
PC Connection, Inc.	7,142	374,169
Samsung Electro-Mechanics Co. Ltd.	3,498	470,988
Samsung SDI Co. Ltd.	863	420,013
Sanmina Corp.(a)(b)	6,379	257,839
ScanSource, Inc.(a)	11,770	409,478
Sunny Optical Technology Group Co. Ltd.	15,300	242,984
Taiwan Union Technology Corp.	67,000	193,881
TD SYNNEX Corp.	137	14,140
TE Connectivity Ltd.(b)	1,969	257,900
Teledyne Technologies, Inc.(a)	235	111,068
Tong Hsing Electronic Industries Ltd.	8,000	79,766
Trimble, Inc.(a)	1,433	103,377
Unimicron Technology Corp.	56,000	477,313
Venture Corp. Ltd.	2,800	36,084
Vishay Intertechnology, Inc.	24,082	472,007
Vontier Corp.	557	14,142
Xiamen Faratronic Co. Ltd.	3,400	106,982
Zebra Technologies Corp., Class A(a)	280	115,836

		13,463,899

Energy Equipment & Services — 0.5%
Archrock, Inc.	8,294	76,554
Baker Hughes Co.	4,631	168,615
Cactus, Inc., Class A	2,324	131,864
ChampionX Corp.(a)	15,633	382,696
Dialog Group Bhd	130,300	84,717
Dril-Quip, Inc.(a)(b)	1,272	47,509
Expro Group Holdings NV(a)	2,544	45,232
Halliburton Co.	15,693	594,294
Helix Energy Solutions Group, Inc.(a)	21,289	101,761
Helmerich & Payne, Inc.	5,261	225,066
Liberty Oilfield Services, Inc., Class A(a)	2,060	30,529
Nabors Industries Ltd.(a)	450	68,724
Natural Gas Services Group, Inc.(a)	3,703	44,103
Newpark Resources, Inc.(a)	5,681	20,792
NOV, Inc.	1,282	25,140
Oceaneering International, Inc.(a)	29,580	448,433
Oil States International, Inc.(a)	6,846	47,580
Patterson-UTI Energy, Inc.	28,262	437,496
ProPetro Holding Corp.(a)	23,370	325,544
Schlumberger NV	25,237	1,042,540
Smart Sand, Inc.(a)(b)	600	2,070

9

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Tenaris SA	1,871	$28,104
U.S. Silica Holdings, Inc.(a)	2,400	44,784

		4,424,147

Entertainment — 0.8%
Activision Blizzard, Inc.	3,347	268,128
AMC Entertainment Holdings, Inc., Class A(a)(b)	47,436	1,168,823
Bollore SE	8,344	43,693
Capcom Co. Ltd.	400	9,698
Cinemark Holdings, Inc.(a)	17,785	307,325
Electronic Arts, Inc.	1,272	160,921
EROS STX Global Corp.(a)(b)	1,711	4,774
Gaia, Inc.(a)	4,042	19,886
Koei Tecmo Holdings Co. Ltd.	300	9,838
Konami Holdings Corp.	200	12,615
Liberty Media Corp.-Liberty Formula One, Class A(a)	79	4,987
Liberty Media Corp.-Liberty Formula One, Class C(a)	2,533	176,905
Lions Gate Entertainment Corp., Class A(a)	10,741	174,541
Lions Gate Entertainment Corp., Class B(a)	3,678	55,280
Live Nation Entertainment, Inc.(a)	1,903	223,869
Madison Square Garden Entertainment Corp.(a)	313	26,076
Madison Square Garden Sports Corp.(a)	62	11,120
NetEase, Inc.	55,855	1,007,779
Netflix, Inc.(a)	2,625	983,299
Nexon Co. Ltd.	1,300	31,101
NHN Corp.(a)	3,456	104,258
Nintendo Co. Ltd.	400	201,905
Playtika Holding Corp.(a)(b)	345	6,669
PVR Ltd.(a)	8,694	218,845
ROBLOX Corp.(a)(b)	2,642	122,166
Roku, Inc.(a)	2,507	314,052
Sea Ltd., ADR(a)	895	107,212
Skillz, Inc.(a)(b)	981	2,943
Spotify Technology SA(a)	2,762	417,117
Square Enix Holdings Co. Ltd.	200	8,860
Take-Two Interactive Software, Inc.(a)	532	81,790
Ubisoft Entertainment SA(a)	348	15,292
Universal Music Group NV	2,525	67,402
Walt Disney Co.(a)	8,774	1,203,442
World Wrestling Entertainment, Inc., Class A(b)	144	8,991
Zynga, Inc., Class A(a)	8,424	77,838

		7,659,440

Equity Real Estate Investment Trusts (REITs) — 2.9%
Acadia Realty Trust	14,799	320,694
Agree Realty Corp.	5,667	376,062
Alexander & Baldwin, Inc.	2,470	57,279
Alexandria Real Estate Equities, Inc.	581	116,926
Alpine Income Property Trust, Inc.	3,002	56,438
American Assets Trust, Inc.	8,778	332,598
American Campus Communities, Inc.	449	25,130
American Homes 4 Rent, Class A	14,361	574,871
American Tower Corp.	3,223	809,682
Americold Realty Trust	878	24,479
Apartment Income REIT Corp.	514	27,478
Armada Hoffler Properties, Inc.	9,204	134,378
Ascendas Real Estate Investment Trust	22,500	48,484
AvalonBay Communities, Inc.	477	118,472
Boston Properties, Inc.	555	71,484
Braemar Hotels & Resorts, Inc.(b)	67,741	418,639
Brandywine Realty Trust	12,721	179,875
British Land Co. PLC	2,045	14,159
Brixmor Property Group, Inc.	3,170	81,818

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Camden Property Trust	456	$75,787
CapitaLand Integrated Commercial Trust	20,509	33,929
Centerspace	788	77,319
Clipper Realty, Inc.	11,657	105,729
CorEnergy Infrastructure Trust, Inc.	7,858	24,124
Corporate Office Properties Trust	17,068	487,121
Cousins Properties, Inc.	488	19,661
Covivio	169	13,450
Creative Media and Community Trust Corp.	6,228	48,205
Crown Castle International Corp.	4,656	859,498
CTO Realty Growth, Inc.(b)	4,483	297,313
CubeSmart	18,569	966,145
Daiwa House REIT Investment Corp.	19	51,224
Dexus	4,445	36,283
Digital Realty Trust, Inc.	1,161	164,630
DigitalBridge Group, Inc.(a)	30,167	217,202
Douglas Emmett, Inc.	547	18,281
Duke Realty Corp.	1,347	78,207
Easterly Government Properties, Inc.	12,122	256,259
EastGroup Properties, Inc.	9,289	1,888,268
Empire State Realty Trust, Inc., Class A	11,000	108,020
EPR Properties	243	13,294
Equinix, Inc.	501	371,552
Equity LifeStyle Properties, Inc.	8,461	647,097
Equity Residential	1,434	128,945
Essential Properties Realty Trust, Inc.	14,964	378,589
Essex Property Trust, Inc.	222	76,697
Extra Space Storage, Inc.	5,312	1,092,147
Federal Realty Investment Trust	253	30,884
First Industrial Realty Trust, Inc.	9,757	604,056
Four Corners Property Trust, Inc.	20,123	544,126
Gaming and Leisure Properties, Inc.	740	34,728
Gecina SA	240	30,247
GLP J-REIT	28	42,546
Goodman Group	5,636	95,792
GPT Group	4,291	16,552
Healthcare Realty Trust, Inc.(b)	13,388	367,902
Healthcare Trust of America, Inc., Class A	716	22,439
Healthpeak Properties, Inc.	1,668	57,262
Hersha Hospitality Trust(a)	4,400	39,952
Highwoods Properties, Inc.	338	15,460
Host Hotels & Resorts, Inc.	1,120	21,762
Hudson Pacific Properties, Inc.	488	13,542
Independence Realty Trust, Inc.(b)	4,049	107,056
Invitation Homes, Inc.	2,446	98,280
Iron Mountain, Inc.	1,055	58,458
iStar, Inc.(b)	5,698	133,390
Japan Metropolitan Fund Invest	24	20,251
Japan Real Estate Investment Corp.	10	52,376
JBG SMITH Properties	402	11,746
Kilroy Realty Corp.	382	29,192
Kimco Realty Corp.	1,929	47,646
Kite Realty Group Trust	10,249	233,370
Lamar Advertising Co., Class A	283	32,879
Land Securities Group PLC	3,870	39,705
Life Storage, Inc.	4,314	605,815
Link REIT	10,400	88,569
Macerich Co.(b)	14,679	229,580
Medical Properties Trust, Inc.	1,945	41,117
Mid-America Apartment Communities, Inc.	3,704	775,803
Mirvac Group	5,291	9,811
National Retail Properties, Inc.	575	25,840

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Storage Affiliates Trust	17,801	$1,117,191
Necessity Retail REIT, Inc.	15,218	120,374
NexPoint Residential Trust, Inc.	1,331	120,203
Nippon Building Fund, Inc.	10	56,728
Nippon Prologis REIT, Inc.	4	11,679
Nomura Real Estate Master Fund, Inc.	22	29,082
Omega Healthcare Investors, Inc.(b)	785	24,461
Orion Office REIT, Inc.	177	2,478
Orix JREIT, Inc.	8	10,849
Outfront Media, Inc.	28,182	801,214
Paramount Group, Inc.	29,612	323,067
Park Hotels & Resorts, Inc.	773	15,097
Pebblebrook Hotel Trust	5,575	136,476
Pennsylvania Real Estate Investment Trust(a)(b)	18,057	11,387
Physicians Realty Trust	19,672	345,047
Piedmont Office Realty Trust, Inc., Class A	16,784	289,020
PotlatchDeltic Corp.	5,474	288,644
Preferred Apartment Communities, Inc.	3,747	93,450
Prologis, Inc.	15,899	2,567,370
Public Storage	510	199,043
Rayonier, Inc.	468	19,244
Realty Income Corp.	2,129	147,540
Regency Centers Corp.	461	32,888
Retail Value, Inc.	952	2,913
Rexford Industrial Realty, Inc.	497	37,071
RPT Realty	16,571	228,183
Ryman Hospitality Properties, Inc.(a)	2,521	233,873
Safehold, Inc.	466	25,840
SBA Communications Corp.	416	143,146
Scentre Group	13,132	29,858
Segro PLC	4,657	81,866
Simon Property Group, Inc.	1,151	151,426
SITE Centers Corp.	5,403	90,284
SL Green Realty Corp.(b)	220	17,860
Spirit Realty Capital, Inc.	405	18,638
STAG Industrial, Inc.	1,667	68,930
Stockland	5,438	17,233
STORE Capital Corp.	804	23,501
Sun Communities, Inc.	1,447	253,645
Terreno Realty Corp.	14,914	1,104,382
UDR, Inc.	868	49,797
Unibail-Rodamco-Westfield(a)	384	28,764
Ventas, Inc.	1,206	74,483
VICI Properties, Inc.	1,882	53,562
Vornado Realty Trust	222	10,061
Welltower, Inc.	1,569	150,844
Weyerhaeuser Co.	2,534	96,039
WP Carey, Inc.	798	64,510

		26,721,297

Food & Staples Retailing — 0.8%
Albertsons Cos., Inc., Class A	2,069	68,794
Andersons, Inc.(b)	8,400	422,184
Avenue Supermarts Ltd.(a)(c)	3,261	171,493
BGF retail Co. Ltd.	723	103,848
BJ’s Wholesale Club Holdings, Inc.(a)	10,071	680,900
Chefs’ Warehouse, Inc.(a)	1,655	53,953
Clicks Group Ltd.	142	3,003
Costco Wholesale Corp.	2,294	1,321,000
Grocery Outlet Holding Corp.(a)	286	9,375
Kroger Co.	2,766	158,686
Migros Ticaret AS(a)	20,324	63,278
Natural Grocers by Vitamin Cottage, Inc.	1,834	35,946

Security	Shares	Value

Food & Staples Retailing (continued)
Performance Food Group Co.(a)(b)	12,967	$660,150
PriceSmart, Inc.	1,739	137,155
Rite Aid Corp.(a)	6,540	57,225
Shoprite Holdings Ltd.(b)	54,418	878,339
Sprouts Farmers Market, Inc.(a)	6,339	202,721
Sun Art Retail Group Ltd.	95,000	34,339
U.S. Foods Holding Corp.(a)	727	27,357
United Natural Foods, Inc.(a)(b)	3,328	137,613
Wal-Mart de Mexico SAB de CV	220,255	907,154
Walmart, Inc.	7,398	1,101,710

		7,236,223

Food Products — 1.0%
Almarai Co. JSC	10,164	138,291
Archer-Daniels-Midland Co.	646	58,308
Associated British Foods PLC	1,208	26,242
AVI Ltd.	55,562	274,150
Barry Callebaut AG, Registered Shares	16	37,511
Beyond Meat, Inc.(a)(b)	190	9,179
Bunge Ltd.	3,940	436,591
Chacha Food Co. Ltd., Class A	14,400	121,267
China Feihe Ltd.(c)	183,000	180,170
Chongqing Fuling Zhacai Group Co. Ltd., Class A	24,100	122,634
CJ CheilJedang Corp.	1,513	458,667
Dali Foods Group Co. Ltd.(c)	178,500	93,121
Danone SA	1,139	62,922
Darling Ingredients, Inc.(a)	530	42,601
Flowers Foods, Inc.(b)	617	15,863
Freshpet, Inc.(a)	134	13,754
Grupo Bimbo SAB de CV, Series A	134,610	406,469
Hain Celestial Group, Inc.(a)	301	10,354
Hostess Brands, Inc.(a)	26,808	588,168
Ingredion, Inc.	221	19,260
J & J Snack Foods Corp.	1,391	215,744
JBS SA	17,426	136,266
Kellogg Co.(b)	10,007	645,351
Kerry Group PLC, Class A	317	35,454
Kikkoman Corp.	600	39,742
Kuala Lumpur Kepong Bhd	35,300	211,561
Lamb Weston Holdings, Inc.	479	28,697
Lancaster Colony Corp.	186	27,742
Landec Corp.(a)	11,446	132,545
M Dias Branco SA	9,136	47,243
Marfrig Global Foods SA	66,714	299,867
McCormick & Co., Inc.	3,896	388,821
Nestle SA, Registered Shares	7,721	1,003,874
Orion Corp.	3,106	226,167
Pilgrim’s Pride Corp.(a)	154	3,865
Post Holdings, Inc.(a)	194	13,436
Sanderson Farms, Inc.	2,583	484,287
Seaboard Corp.	1	4,206
Seneca Foods Corp., Class A(a)	651	33,553
Sime Darby Plantation Bhd	163,600	192,961
Simply Good Foods Co.(a)	1,852	70,283
Sovos Brands, Inc.(a)	7,532	106,804
Tata Consumer Products Ltd.	20,128	205,652
Thai Union Group PCL, NVDR	392,600	222,724
Tingyi Cayman Islands Holding Corp.	198,000	332,015
Tongwei Co. Ltd., Class A	18,500	123,292
TreeHouse Foods, Inc.(a)	863	27,840
Uni-President China Holdings Ltd.	214,000	185,707
Uni-President Enterprises Corp.	62,000	141,494
Universal Robina Corp.	37,040	86,614

11

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Vita Coco Co., Inc.(a)	9,775	$87,584
Vital Farms, Inc.(a)	11,281	139,433

		9,016,346

Gas Utilities — 0.5%
APA Group(e)	19,646	156,143
Atmos Energy Corp.	424	50,664
Beijing Enterprises Holdings Ltd.	59,000	186,199
Brookfield Infrastructure Corp., Class A(b)	8,742	659,496
China Gas Holdings Ltd.	83,000	105,790
China Resources Gas Group Ltd.	94,000	395,634
Enn Energy Holdings Ltd.	45,500	679,585
ENN Natural Gas Co. Ltd.	33,700	93,569
Hong Kong & China Gas Co. Ltd.	28,380	34,281
Korea Gas Corp.	12,207	399,140
Kunlun Energy Co. Ltd.	330,000	285,198
National Fuel Gas Co.	287	19,717
Naturgy Energy Group SA	4,828	144,644
Northwest Natural Holding Co.	1,529	79,080
ONE Gas, Inc.	1,232	108,712
Osaka Gas Co. Ltd.	5,500	94,249
Perusahaan Gas Negara Tbk PT(a)	3,400,500	331,356
Snam SpA	29,454	169,848
Southwest Gas Holdings, Inc.	9,910	775,854
Tokyo Gas Co. Ltd.	4,000	73,229
Towngas Smart Energy Co. Ltd.	153,000	79,915
UGI Corp.	800	28,976

		4,951,279

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	12,288	1,454,408
Accuray, Inc.(a)	30,390	100,591
Alcon, Inc.	1,168	92,536
Align Technology, Inc.(a)	1,343	585,548
Artivion, Inc.(a)(b)	7,176	153,423
AtriCure, Inc.(a)	4,872	319,944
Atrion Corp.	243	173,259
Axogen, Inc.(a)	3,418	27,139
Axonics, Inc.(a)	4,241	265,487
Baxter International, Inc.	2,648	205,326
Becton Dickinson and Co.	682	181,412
Boston Scientific Corp.(a)	29,772	1,318,602
Butterfly Network, Inc.(a)	10,180	48,457
Cardiovascular Systems, Inc.(a)	5,347	120,842
Carl Zeiss Meditec AG	153	24,645
Cerus Corp.(a)	24,860	136,481
Cochlear Ltd.	109	18,199
Coloplast A/S, Class B	256	38,768
CONMED Corp.	1,053	156,423
CryoPort, Inc.(a)(b)	1,180	41,194
Cutera, Inc.(a)	1,548	106,812
DexCom, Inc.(a)	266	136,086
Edwards Lifesciences Corp.(a)(b)	1,544	181,760
Envista Holdings Corp.(a)	529	25,768
Figs, Inc., Class A(a)	328	7,059
Glaukos Corp.(a)	2,951	170,627
Globus Medical, Inc., Class A(a)	258	19,035
Haemonetics Corp.(a)	4,624	292,329
Heska Corp.(a)	1,341	185,433
Hoya Corp.	1,100	125,354
ICU Medical, Inc.(a)	66	14,694
IDEXX Laboratories, Inc.(a)	2,589	1,416,338
Insulet Corp.(a)	99	26,373

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Integer Holdings Corp.(a)	6,998	$563,829
Integra LifeSciences Holdings Corp.(a)	238	15,294
Intersect ENT, Inc.(a)	2,323	65,067
Intuitive Surgical, Inc.(a)	997	300,775
iRhythm Technologies, Inc.(a)	1,626	256,046
Koninklijke Philips NV	2,187	66,690
Lantheus Holdings, Inc.(a)	3,344	184,957
LivaNova PLC(a)	3,258	266,602
Masimo Corp.(a)	316	45,991
Medtronic PLC	8,806	977,026
Merit Medical Systems, Inc.(a)	8,756	582,449
Natus Medical, Inc.(a)	8,877	233,288
Nemaura Medical, Inc.(a)	2,006	8,766
Neogen Corp.(a)	2,827	87,185
Nevro Corp.(a)	3,399	245,850
NuVasive, Inc.(a)	2,696	152,863
Olympus Corp.	2,500	47,381
Ortho Clinical Diagnostics Holdings PLC(a)	9,647	180,013
Orthofix Medical, Inc.(a)	1,643	53,726
Outset Medical, Inc.(a)	1,648	74,819
Paragon 28, Inc.(a)(b)	3,407	57,033
Pegavision Corp.	7,000	122,526
Penumbra, Inc.(a)	491	109,066
Pulmonx Corp.(a)	2,604	64,605
Quidel Corp.(a)	121	13,608
ResMed, Inc.	336	81,483
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,400	212,191
Shockwave Medical, Inc.(a)(b)	3,704	768,061
SI-BONE, Inc.(a)	4,220	95,372
Siemens Healthineers AG(c)	1,293	80,128
Silk Road Medical, Inc.(a)	1,384	57,145
Smith & Nephew PLC	2,463	39,174
STAAR Surgical Co.(a)	4,359	348,328
Stryker Corp.	950	253,982
Sysmex Corp.	400	28,971
Tactile Systems Technology, Inc.(a)	4,036	81,366
Tandem Diabetes Care, Inc.(a)	203	23,607
Terumo Corp.	1,200	36,310
Treace Medical Concepts, Inc.(a)	1,511	28,573
Vapotherm, Inc.(a)	3,207	44,577
Varex Imaging Corp.(a)	5,874	125,057
ViewRay, Inc.(a)	10,765	42,199
Zimmer Biomet Holdings, Inc.	306	39,137
ZimVie, Inc.	69	1,576

		15,333,044

Health Care Providers & Services — 1.7%
1Life Healthcare, Inc.(a)(b)	21,116	233,965
Acadia Healthcare Co., Inc.(a)(b)	291	19,069
Accolade, Inc.(a)	5,999	105,342
AdaptHealth Corp.(a)	3,684	59,055
Addus HomeCare Corp.(a)	2,771	258,507
Agilon Health, Inc.(a)	549	13,917
AlerisLife, Inc.(a)	2,992	6,433
Alignment Healthcare, Inc.(a)(b)	7,689	86,347
Amedisys, Inc.(a)	105	18,090
AMN Healthcare Services, Inc.(a)(b)	4,199	438,082
Anthem, Inc.	4,674	2,295,962
Apollo Hospitals Enterprise Ltd.	3,975	235,906
Apollo Medical Holdings, Inc.(a)	1,713	83,029
Aveanna Healthcare Holdings, Inc.(a)	22,492	76,698
Bangkok Dusit Medical Services PCL, NVDR	278,700	209,005

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Centene Corp.(a)	2,802	$235,900
Chemed Corp.	50	25,328
Cigna Corp.	2,530	606,213
Community Health Systems, Inc.(a)	6,990	82,971
Covetrus, Inc.(a)	2,927	49,144
Cross Country Healthcare, Inc.(a)	5,342	115,761
CVS Health Corp.	8,656	876,074
Dr Sulaiman Al Habib Medical Services Group Co.	7,771	392,860
Encompass Health Corp.	321	22,826
Ensign Group, Inc.	6,350	571,564
Fleury SA	28,662	96,382
Fresenius Medical Care AG & Co. KGaA	700	46,908
Fresenius SE & Co. KGaA	1,374	50,448
Guardant Health, Inc.(a)	296	19,607
Hanger, Inc.(a)	6,851	125,579
HealthEquity, Inc.(a)(b)	6,956	469,113
Humana, Inc.	601	261,537
IHH Healthcare BHD	109,800	161,398
Invitae Corp.(a)	32,518	259,168
LHC Group, Inc.(a)(b)	2,348	395,873
Life Healthcare Group Holdings Ltd.	154,477	246,317
LifeStance Health Group, Inc.(a)(b)	3,874	39,166
McKesson Corp.	1,896	580,423
Metropolis Healthcare Ltd.(c)	2,337	62,431
ModivCare, Inc.(a)	191	22,040
Molina Healthcare, Inc.(a)	1,582	527,739
Netcare Ltd.	203,653	224,384
Oak Street Health, Inc.(a)(b)	323	8,682
Option Care Health, Inc.(a)	10,262	293,083
Owens & Minor, Inc.	5,070	223,181
Patterson Cos., Inc.	7,183	232,514
PetIQ, Inc.(a)	7,089	172,972
Premier, Inc., Class A	400	14,236
Privia Health Group, Inc.(a)	1,865	49,851
Progyny, Inc.(a)(b)	5,075	260,855
Qualicorp Consultoria e Corretora de Seguros SA	25,500	85,856
R1 RCM, Inc.(a)	5,082	135,994
RadNet, Inc.(a)	2,377	53,174
Ramsay Health Care Ltd.	366	17,726
Select Medical Holdings Corp.(b)	11,141	267,273
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	72,600	139,399
Sharps Compliance Corp.(a)(b)	2,786	16,437
Signify Health, Inc., Class A(a)	212	3,848
Sinopharm Group Co. Ltd., Class H	33,600	76,274
Surgery Partners, Inc.(a)	2,271	125,019
Tenet Healthcare Corp.(a)	6,874	590,889
UnitedHealth Group, Inc.	5,167	2,635,015

		16,108,839

Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.(a)	24,820	558,947
American Well Corp., Class A(a)	26,227	110,416
Cerner Corp.	375	35,085
Certara, Inc.(a)	349	7,497
Change Healthcare, Inc.(a)	823	17,941
Definitive Healthcare Corp.(a)(b)	37	912
Evolent Health, Inc., Class A(a)(b)	11,294	364,796
Health Catalyst, Inc.(a)	4,281	111,863
Inspire Medical Systems, Inc.(a)	2,102	539,562
M3, Inc.	900	32,504
Multiplan Corp.(a)(b)	35,205	164,759
NextGen Healthcare, Inc.(a)	8,837	184,782
Omnicell, Inc.(a)(b)	5,200	673,348

Security	Shares	Value

Health Care Technology (continued)
Phreesia, Inc.(a)	5,990	$157,896
Schrodinger, Inc.(a)	6,429	219,358
Teladoc Health, Inc.(a)(b)	10,548	760,827
Veeva Systems, Inc., Class A(a)	379	80,522

		4,021,015

Hotels, Restaurants & Leisure — 1.2%
Accel Entertainment, Inc.(a)	17,510	213,272
Airbnb, Inc., Class A(a)	381	65,441
Alsea SAB de CV(a)	46,777	117,260
Biglari Holdings, Inc., Class B(a)	397	57,410
BJ’s Restaurants, Inc.(a)	3,037	85,947
Bloomin’ Brands, Inc.(b)	18,781	412,055
Booking Holdings, Inc.(a)	35	82,196
Boyd Gaming Corp.	270	17,761
Brinker International, Inc.(a)	3,734	142,489
Century Casinos, Inc.(a)	2,317	27,688
Cheesecake Factory, Inc.(a)	5,214	207,465
Chipotle Mexican Grill, Inc.(a)	47	74,355
Choice Hotels International, Inc.	1,017	144,170
Churchill Downs, Inc.	121	26,835
Chuy’s Holdings, Inc.(a)	1,649	44,523
Compass Group PLC	7,175	154,407
Cracker Barrel Old Country Store, Inc.(b)	1,855	220,244
Dave & Buster’s Entertainment, Inc.(a)	4,159	204,207
Devyani International Ltd.(a)	38,023	87,042
Domino’s Pizza, Inc.	322	131,057
DraftKings, Inc., Class A(a)(b)	993	19,334
El Pollo Loco Holdings, Inc.(a)	7,922	92,054
Entain PLC(a)	1,124	24,077
Everi Holdings, Inc.(a)	7,160	150,360
Evolution AB(c)	471	47,917
Expedia Group, Inc.(a)	580	113,489
Flutter Entertainment PLC(a)	461	53,128
Hilton Grand Vacations, Inc.(a)(b)	10,304	535,911
Hyatt Hotels Corp., Class A(a)	163	15,558
InterContinental Hotels Group PLC	808	54,649
International Game Technology PLC(b)	22,401	552,857
Krispy Kreme, Inc.	3,782	56,163
Marriott Vacations Worldwide Corp.	137	21,605
McDonald’s Corp.	5,568	1,376,855
Norwegian Cruise Line Holdings Ltd.(a)	1,215	26,584
OPAP SA	21,301	310,063
Oriental Land Co. Ltd.	500	95,703
Papa John’s International, Inc.	5,177	545,035
Penn National Gaming, Inc.(a)	1,285	54,510
Planet Fitness, Inc., Class A(a)	274	23,147
PlayAGS, Inc.(a)	5,959	39,746
Red Rock Resorts, Inc., Class A	2,077	100,859
Rush Street Interactive, Inc.(a)(b)	6,884	50,047
Scientific Games Corp., Class A(a)	5,020	294,925
SeaWorld Entertainment, Inc.(a)	2,858	212,749
Shake Shack, Inc., Class A(a)	5,921	402,036
Six Flags Entertainment Corp.(a)	253	11,005
Sodexo SA	285	23,192
Starbucks Corp.	2,330	211,960
Target Hospitality Corp.(a)	13,591	81,546
Texas Roadhouse, Inc.	9,168	767,637
Travel + Leisure Co.	19,489	1,129,193
Trip.com Group Ltd., ADR(a)(b)	11,604	268,284
Wendy’s Co.	586	12,874
Wingstop, Inc.(b)	3,699	434,078
Wyndham Hotels & Resorts, Inc.	301	25,492

13

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Yum China Holdings, Inc.	11,360	$471,894
Yum! Brands, Inc.	3,412	404,424

		11,626,764

Household Durables — 0.8%
Century Communities, Inc.	1,232	65,998
D.R. Horton, Inc.	9,717	724,014
Ethan Allen Interiors, Inc.(b)	10,235	266,826
Garmin Ltd.	269	31,906
GoPro, Inc., Class A(a)	31,077	265,087
Green Brick Partners, Inc.(a)	1,903	37,603
Helen of Troy Ltd.(a)(b)	1,801	352,708
iRobot Corp.(a)(b)	4,511	285,997
La-Z-Boy, Inc.	1,748	46,095
Leggett & Platt, Inc.(b)	438	15,242
Lennar Corp., B Shares	52	3,554
Lennar Corp., Class A	9,270	752,446
LG Electronics, Inc.	1,818	178,825
MDC Holdings, Inc.(b)	19,878	752,184
Meritage Homes Corp.(a)	4,929	390,525
Nien Made Enterprise Co. Ltd.	9,000	104,782
NVR, Inc.(a)	113	504,802
Panasonic Corp.	1,300	12,626
PulteGroup, Inc.	10,225	428,427
Skyline Champion Corp.(a)	1,350	74,088
Sonos, Inc.(a)	14,715	415,257
Sony Group Corp.	3,600	370,352
Taylor Morrison Home Corp.(a)(b)	2,017	54,903
Tempur Sealy International, Inc.	585	16,333
Toll Brothers, Inc.	366	17,209
TopBuild Corp.(a)	108	19,590
Tri Pointe Homes, Inc.(a)	20,035	402,303
Whirlpool Corp.(b)	2,309	398,949

		6,988,631

Household Products — 0.6%
Central Garden & Pet Co.(a)	788	34,640
Central Garden & Pet Co., Class A(a)(b)	11,817	481,897
Church & Dwight Co., Inc.	1,879	186,735
Colgate-Palmolive Co.	29,138	2,209,535
Energizer Holdings, Inc.	4,395	135,190
Procter & Gamble Co.	11,970	1,829,016
Reckitt Benckiser Group PLC	2,167	165,312
Reynolds Consumer Products, Inc.	180	5,281
Spectrum Brands Holdings, Inc.	138	12,243
Vinda International Holdings Ltd.	33,000	74,651
WD-40 Co.	765	140,171

		5,274,671

Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Corp., Class A	8,475	371,205
China Resources Power Holdings Co. Ltd.	96,000	178,659
Clearway Energy, Inc., Class A	11,671	388,878
Clearway Energy, Inc., Class C	9,826	358,747
EDP Renovaveis SA	5,417	139,275
Energy Absolute PCL, NVDR	120,700	354,252
Meridian Energy Ltd.	23,236	80,956
Ormat Technologies, Inc.	338	27,658
Sunnova Energy International, Inc.(a)(b)	21,494	495,652
Uniper SE	1,610	41,593

		2,436,875

Industrial Conglomerates — 0.4%
3M Co.	612	91,115

Security	Shares	Value

Industrial Conglomerates (continued)
Alfa SAB de CV, Class A	351,897	$267,329
Bidvest Group Ltd.(b)	22,133	338,830
CK Hutchison Holdings Ltd.	18,500	135,280
DCC PLC	1,130	87,500
Doosan Co. Ltd.	658	55,688
GT Capital Holdings, Inc.	9,480	100,813
Hitachi Ltd.	2,500	125,110
Honeywell International, Inc.	4,587	892,538
Investment AB Latour, B Shares	178	5,651
Keppel Corp. Ltd.	5,500	25,934
Lifco AB	1,454	36,911
Roper Technologies, Inc.	644	304,116
Samsung C&T Corp.	2,380	222,221
Siemens AG, Registered Shares	2,275	315,013
Sime Darby BHD	322,800	183,858
SM Investments Corp.	13,280	233,289
Smiths Group PLC	1,400	26,524
Toshiba Corp.	1,500	56,990

		3,504,710

Insurance — 2.2%
Admiral Group PLC	935	31,355
Aegon NV	2,179	11,551
Ageas SA/NV	332	16,784
AIA Group Ltd.	39,200	409,322
Alleghany Corp.(a)	156	132,132
Allianz SE, Registered Shares	1,482	353,914
Allstate Corp.(b)	3,128	433,259
Ambac Financial Group, Inc.(a)	1,889	19,646
American Financial Group, Inc.	895	130,330
American International Group, Inc.	882	55,363
Aon PLC, Class A	1,514	493,004
Arch Capital Group Ltd.(a)	3,871	187,434
Argo Group International Holdings Ltd.	2,181	90,032
Arthur J Gallagher and Co.	1,805	315,153
Assicurazioni Generali SpA	1,630	37,282
Assured Guaranty Ltd.	222	14,133
Aviva PLC	16,968	100,398
AXA SA	6,867	201,027
Axis Capital Holdings Ltd.	255	15,420
Bright Health Group, Inc.(a)(b)	8,494	16,393
Brighthouse Financial, Inc.(a)	260	13,432
Brown & Brown, Inc.	2,700	195,129
Cathay Financial Holding Co. Ltd.	180,000	401,785
China Life Insurance Co. Ltd., Class H	209,000	318,417
China Pacific Insurance Group Co. Ltd., Class H	86,200	208,561
China Taiping Insurance Holdings Co. Ltd.	102,600	124,451
Cincinnati Financial Corp.	954	129,706
CNA Financial Corp.	91	4,424
CNO Financial Group, Inc.	15,451	387,666
CNP Assurances	861	20,728
Crawford & Co., Class A	28,049	212,050
Dai-ichi Life Holdings, Inc.	2,900	58,930
Donegal Group, Inc., Class A	8,921	119,631
Erie Indemnity Co., Class A(b)	474	83,486
Everest Re Group Ltd.	488	147,073
FedNat Holding Co.(a)	4,457	6,017
Fidelity National Financial, Inc.	1,813	88,547
First American Financial Corp.	349	22,622
Fubon Financial Holding Co. Ltd.	293,000	777,979
Genworth Financial, Inc., Class A(a)	20,040	75,751
GoHealth, Inc., Class A(a)	151	178
Goosehead Insurance, Inc., Class A	477	37,478

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hannover Rueck SE	409	$69,480
Hanover Insurance Group, Inc.	117	17,494
Hartford Financial Services Group, Inc.	1,680	120,641
HCI Group, Inc.	395	26,931
HDFC Life Insurance Co. Ltd.(c)	85,488	604,836
Heritage Insurance Holdings, Inc.(b)	20,295	144,906
Insurance Australia Group Ltd.	7,381	24,156
Investors Title Co.	307	62,385
Japan Post Holdings Co. Ltd.	11,400	83,724
Kemper Corp.	197	11,138
Kinsale Capital Group, Inc.	1,310	298,706
Legal & General Group PLC	18,319	64,948
Lemonade, Inc.(a)(b)	124	3,270
Loews Corp.	2,335	151,355
Markel Corp.(a)	100	147,524
Marsh & McLennan Cos., Inc.	9,464	1,612,855
Medibank Pvt Ltd.	7,573	17,399
Mercury General Corp.(b)	86	4,730
MetLife, Inc.	30,153	2,119,153
MS&AD Insurance Group Holdings, Inc.	2,000	64,936
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	594	158,800
New China Life Insurance Co. Ltd., Class H	35,300	97,910
NN Group NV	1,147	58,129
Old Mutual Ltd.(b)	407,814	383,751
Old Republic International Corp.	921	23,826
Palomar Holdings, Inc.(a)	829	53,048
Phoenix Group Holdings PLC	3,729	29,876
Ping An Insurance Group Co. of China Ltd., Class H	261,000	1,824,668
Porto Seguro SA	18,100	80,254
Primerica, Inc.	129	17,650
Progressive Corp.	4,208	479,670
Prudential Financial, Inc.	569	67,239
Prudential PLC	7,780	114,858
QBE Insurance Group Ltd.	4,269	36,608
Reinsurance Group of America, Inc.	1,594	174,479
RenaissanceRe Holdings Ltd.	149	23,618
RLI Corp.	4,638	513,102
Sampo OYJ, A Shares	2,339	114,293
Sanlam Ltd.(b)	37,748	185,834
Selective Insurance Group, Inc.	6,152	549,743
Selectquote, Inc.(a)	2,250	6,277
Sompo Holdings, Inc.	1,100	48,334
Suncorp Group Ltd.	8,894	73,729
Swiss Life Holding AG, Registered Shares	70	44,856
Swiss Re AG	930	88,530
Tokio Marine Holdings, Inc.	2,300	133,844
Travelers Cos., Inc.	9,628	1,759,324
Trean Insurance Group, Inc.(a)	5,265	24,693
Trupanion, Inc.(a)	3,774	336,339
Tryg A/S	3,552	86,366
United Insurance Holdings Corp.	7,811	25,854
Unum Group	671	21,143
W R Berkley Corp.	2,505	166,808
White Mountains Insurance Group Ltd.	9	10,226
Willis Towers Watson PLC	1,147	270,944
Zurich Insurance Group AG	482	238,060

		20,471,223

Interactive Media & Services — 3.1%
AfreecaTV Co. Ltd.	774	93,805
Alphabet, Inc., Class A(a)	2,560	7,120,256

Security	Shares	Value

Interactive Media & Services (continued)
Alphabet, Inc., Class C(a)	2,264	$6,323,329
Auto Trader Group PLC(c)	5,147	42,490
Autohome, Inc., ADR	2,071	62,979
Baidu, Inc., ADR(a)	7,345	971,744
Baidu, Inc., Class A(a)	8,450	149,131
Cargurus, Inc.(a)	5,091	216,164
Eventbrite, Inc., Class A(a)(b)	8,374	123,684
EverQuote, Inc., Class A(a)	6,631	107,290
fuboTV, Inc.(a)	18,113	119,002
Hello Group, Inc., ADR	16,098	93,046
IAC/InterActiveCorp(a)	292	29,282
Kakao Corp.	8,241	716,296
Match Group, Inc.(a)	772	83,947
MediaAlpha, Inc., Class A(a)(b)	1,281	21,201
Meta Platforms, Inc., Class A(a)	17,795	3,956,896
NAVER Corp.	4,138	1,150,070
Outbrain, Inc.(a)(b)	2,847	30,548
Pinterest, Inc., Class A(a)	1,692	41,640
QuinStreet, Inc.(a)	11,837	137,309
REA Group Ltd.	301	30,175
SEEK Ltd.	1,677	36,932
Tencent Holdings Ltd.	142,900	6,586,882
TripAdvisor, Inc.(a)	326	8,841
TrueCar, Inc.(a)	10,229	40,405
Twitter, Inc.(a)	2,480	95,951
Vimeo, Inc.(a)	477	5,667
Yelp, Inc.(a)	8,185	279,190
Z Holdings Corp.	6,600	28,532
Ziff Davis, Inc.(a)	3,678	355,957

		29,058,641

Internet & Direct Marketing Retail — 2.3%
1-800-Flowers.com, Inc., Class A(a)	10,320	131,683
aka Brands Holding Corp.(a)(b)	1,630	7,205
Alibaba Group Holding Ltd.(a)	414,860	5,661,475
Amazon.com, Inc.(a)	3,270	10,660,037
Etsy, Inc.(a)	2,055	255,395
JD.com, Inc., Class A(a)	36,036	1,023,958
Lands’ End, Inc.(a)	3,918	66,293
Liquidity Services, Inc.(a)	1,087	18,609
Meituan, Class B(a)(c)	75,900	1,437,845
MercadoLibre, Inc.(a)	23	27,358
momo.com, Inc.	5,000	162,519
Naspers Ltd., N Shares	1,950	220,237
Overstock.com, Inc.(a)	5,806	255,493
Pinduoduo, Inc., ADR(a)	9,038	362,514
Porch Group, Inc.(a)	6,159	42,774
Prosus NV	1,246	67,194
Qurate Retail, Inc., Series A	1,202	5,722
RealReal, Inc.(a)	12,154	88,238
Revolve Group, Inc.(a)	1,727	92,723
Shutterstock, Inc.	2,343	218,086
Stitch Fix, Inc., Class A(a)	9,718	97,860
Vipshop Holdings Ltd., ADR(a)(b)	20,270	182,430
Xometry, Inc., Class A(a)(b)	449	16,501

		21,102,149

IT Services — 2.6%
Accenture PLC, Class A	3,649	1,230,552
Adyen NV(a)(c)	50	99,035
Alliance Data Systems Corp.	163	9,153
Amadeus IT Group SA(a)	1,016	66,058
Amdocs Ltd.	424	34,857

15

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Automatic Data Processing, Inc.	4,349	$989,572
Backblaze, Inc.(a)	2,670	28,489
Bechtle AG	363	20,437
BigCommerce Holdings, Inc., Series-1(a)	4,325	94,761
Block, Inc.(a)	3,062	415,207
Broadridge Financial Solutions, Inc.	245	38,149
Capgemini SE	429	95,196
Chinasoft International Ltd.	102,000	83,605
Cielo SA	178,759	116,769
Cloudflare, Inc., Class A(a)	859	102,822
Cognizant Technology Solutions Corp., Class A	1,331	119,351
Concentrix Corp.	138	22,985
Conduent, Inc.(a)	43,357	223,722
CSG Systems International, Inc.	10,689	679,500
DigitalOcean Holdings, Inc.(a)	4,090	236,607
DXC Technology Co.(a)	826	26,952
EPAM Systems, Inc.(a)	404	119,831
Euronet Worldwide, Inc.(a)	166	21,605
ExlService Holdings, Inc.(a)(b)	1,312	187,970
Fastly, Inc., Class A(a)(b)	351	6,100
Fidelity National Information Services, Inc.	14,096	1,415,520
Fiserv, Inc.(a)(b)	1,776	180,086
Flywire Corp.(a)	4,963	151,769
Fujitsu Ltd.	700	104,878
Gartner, Inc.(a)	236	70,201
Genpact Ltd.	4,287	186,527
Global Payments, Inc.	2,194	300,227
Globant SA(a)	133	34,855
HCL Technologies Ltd.	10,976	167,744
Infosys Ltd.	108,571	2,718,904
Infosys Ltd., ADR	7,027	174,902
International Business Machines Corp.	2,720	353,654
Itochu Techno-Solutions Corp.	500	12,772
Kyndryl Holdings, Inc.(a)	735	9,643
Larsen & Toubro Infotech Ltd.(c)	3,113	251,001
LiveRamp Holdings, Inc.(a)	7,758	290,072
Mastercard, Inc., Class A	5,830	2,083,525
Mindtree Ltd.	4,641	261,120
MongoDB, Inc.(a)	203	90,049
Mphasis Ltd.	4,840	214,136
NEC Corp.	600	25,206
Nomura Research Institute Ltd.	2,000	65,255
NTT Data Corp.	2,900	56,992
Obic Co. Ltd.	300	44,933
Okta, Inc.(a)	330	49,817
Paya Holdings, Inc.(a)(b)	2,539	14,879
Paychex, Inc.	886	120,912
PayPal Holdings, Inc.(a)	14,638	1,692,885
Paysafe Ltd.(a)	2,283	7,739
Perficient, Inc.(a)(b)	1,821	200,474
Persistent Systems Ltd.	2,293	143,412
Rackspace Technology, Inc.(a)(b)	2,045	22,822
Repay Holdings Corp.(a)(b)	7,413	109,490
Sabre Corp.(a)	1,053	12,036
Samsung SDS Co. Ltd.	514	58,314
Shift4 Payments, Inc., Class A(a)	142	8,794
Snowflake, Inc., Class A(a)	589	134,958
SolarWinds Corp.	110	1,464
StoneCo Ltd., Class A(a)	734	8,588
Switch, Inc., Class A	376	11,588
Tata Consultancy Services Ltd.	24,654	1,211,630
Tech Mahindra Ltd.	36,435	716,858

Security	Shares	Value

IT Services (continued)
Thoughtworks Holding Inc.(a)(b)	136	$2,830
TTEC Holdings, Inc.	3,045	251,273
Twilio, Inc., Class A(a)	963	158,712
Visa, Inc., Class A	19,797	4,390,381
Western Union Co.	13,859	259,718
WEX, Inc.(a)	147	26,232
Wix.com Ltd.(a)	459	47,947

		23,997,009

Leisure Products — 0.1%
Bandai Namco Holdings, Inc.	300	22,749
Brunswick Corp.	253	20,465
Callaway Golf Co.(a)	11,992	280,853
Johnson Outdoors, Inc., Class A	192	14,924
Malibu Boats, Inc., Class A(a)	2,518	146,069
Mattel, Inc.(a)	1,147	25,475
Polaris, Inc.	188	19,800
Shimano, Inc.	200	45,802
YETI Holdings, Inc.(a)(b)	1,026	61,539

		637,676

Life Sciences Tools & Services — 1.7%
10X Genomics, Inc., Class A(a)	785	59,715
Adaptive Biotechnologies Corp.(a)	361	5,011
Agilent Technologies, Inc.	17,085	2,260,858
Akoya Biosciences, Inc.(a)	2,265	24,892
Avantor, Inc.(a)	4,247	143,634
Azenta, Inc.	241	19,974
Berkeley Lights, Inc.(a)	10,720	76,219
Bionano Genomics, Inc.(a)(b)	15,618	40,294
Bio-Rad Laboratories, Inc., Class A(a)	160	90,117
Bio-Techne Corp.	224	97,001
Bruker Corp.(b)	4,257	273,725
Charles River Laboratories International, Inc.(a)	623	176,913
Codex DNA, Inc.(a)(b)	1,062	5,703
Codexis, Inc.(a)	7,633	157,392
Cytek Biosciences, Inc.(a)(b)	4,723	50,914
Danaher Corp.	8,121	2,382,133
Divi’s Laboratories Ltd.	3,927	227,141
Eurofins Scientific SE	404	39,965
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	14,600	176,084
Illumina, Inc.(a)	855	298,737
IQVIA Holdings, Inc.(a)	1,062	245,545
Lonza Group AG, Registered Shares	202	146,370
Maravai LifeSciences Holdings, Inc., Class A(a)	361	12,732
MaxCyte, Inc.(a)	4,433	30,987
Medpace Holdings, Inc.(a)	4,428	724,377
Mettler-Toledo International, Inc.(a)	711	976,338
NanoString Technologies, Inc.(a)	6,851	238,072
Nautilus Biotechnology, Inc.(a)	2,672	11,596
NeoGenomics, Inc.(a)	9,431	114,587
Pacific Biosciences of California, Inc.(a)	18,685	170,033
PerkinElmer, Inc.	789	137,649
Personalis, Inc.(a)(b)	13,965	114,373
Pharmaron Beijing Co. Ltd.	10,400	192,301
Pharmaron Beijing Co. Ltd., Class H(c)	15,700	188,814
QIAGEN NV(a)	2,067	101,375
Quanterix Corp.(a)	2,466	71,983
Quantum-Si, Inc.(a)(b)	5,825	27,261
Repligen Corp.(a)	295	55,487
Sartorius Stedim Biotech	77	31,525
Seer, Inc., Class A(a)	4,189	63,840
Singular Genomics Systems, Inc.(a)	863	5,446
Sotera Health Co.(a)	330	7,148

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Syneos Health, Inc.(a)	13,923	$1,127,067
Thermo Fisher Scientific, Inc.	4,131	2,439,975
Waters Corp.(a)	324	100,566
West Pharmaceutical Services, Inc.	283	116,231
WuXi AppTec Co. Ltd., Class A	18,300	320,853
WuXi AppTec Co. Ltd., Class H(c)	60,448	944,437
Wuxi Biologics Cayman, Inc.(a)(c)	114,000	905,228

		16,228,618

Machinery — 1.7%
AGCO Corp.	205	29,936
Albany International Corp., Class A	363	30,608
Allison Transmission Holdings, Inc.	341	13,388
Alstom SA	912	21,340
Altra Industrial Motion Corp.	10,302	401,057
Astec Industries, Inc.(b)	5,282	227,126
Atlas Copco AB, A Shares	1,885	97,843
Atlas Copco AB, B Shares	1,779	80,677
Caterpillar, Inc.	4,722	1,052,156
Chart Industries, Inc.(a)	2,554	438,701
Colfax Corp.(a)	385	15,319
Crane Co.	162	17,541
Cummins, Inc.	3,160	648,148
Daifuku Co. Ltd.	400	28,541
Daimler Truck Holding AG(a)	620	17,196
Deere & Co.	1,953	811,393
Desktop Metal, Inc., Class A(a)	17,177	81,419
Donaldson Co., Inc.	1,295	67,249
Doosan Bobcat, Inc.	7,585	241,053
Dover Corp.	623	97,749
EnPro Industries, Inc.	1,872	182,951
Epiroc AB, Class A	6,581	140,760
Epiroc AB, Class B	900	16,249
Evoqua Water Technologies Corp.(a)	13,396	629,344
FANUC Corp.	300	52,653
Flowserve Corp.	428	15,365
Fortive Corp.	1,205	73,421
Franklin Electric Co., Inc.	17,364	1,441,907
Gates Industrial Corp. PLC(a)	316	4,759
Gencor Industries, Inc.(a)	5,434	55,861
Graco, Inc.	550	38,346
Helios Technologies, Inc.	456	36,594
Hiwin Technologies Corp.	67,720	562,073
Hurco Cos., Inc.	1,217	38,360
Hydrofarm Holdings Group, Inc.(a)	3,046	46,147
Hyliion Holdings Corp.(a)	20,862	92,419
Hyster-Yale Materials Handling, Inc.	1,470	48,819
Hyundai Construction Equipment Co. Ltd.	3,570	108,048
IDEX Corp.	219	41,989
Illinois Tool Works, Inc.(b)	10,770	2,255,238
Ingersoll Rand, Inc.	1,654	83,279
ITT, Inc.	283	21,284
Kennametal, Inc.	11,664	333,707
KION Group AG	208	13,709
Komatsu Ltd.	2,100	50,454
Kone OYJ, Class B	1,408	73,681
Kubota Corp.	1,900	35,614
Lincoln Electric Holdings, Inc.	189	26,046
Makita Corp.	1,100	35,196
Manitowoc Co., Inc.(a)	14,588	219,987
Meritor, Inc.(a)	5,250	186,742
Middleby Corp.(a)	181	29,673

Security	Shares	Value

Machinery (continued)
Mitsubishi Heavy Industries Ltd.	900	$29,544
Mueller Industries, Inc.	4,354	235,856
Nikola Corp.(a)(b)	13,158	140,922
Nordson Corp.	269	61,084
Oshkosh Corp.	224	22,546
Otis Worldwide Corp.	2,725	209,689
PACCAR, Inc.	3,697	325,595
Parker-Hannifin Corp.	488	138,475
Pentair PLC	631	34,206
Proto Labs, Inc.(a)(b)	3,176	168,010
Sandvik AB	4,224	89,730
Schindler Holding AG, Registered Shares	128	27,275
Shenzhen Inovance Technology Co. Ltd., Class A	8,700	77,534
SMC Corp.	100	55,899
Snap-on, Inc.	1,168	240,001
Spirax-Sarco Engineering PLC	207	33,840
SPX Corp.(a)(b)	3,961	195,713
SPX FLOW, Inc.	585	50,439
Stanley Black & Decker, Inc.	720	100,649
Techtronic Industries Co. Ltd.	5,000	80,107
Terex Corp.	12,599	449,280
Timken Co.	212	12,868
Toro Co.	348	29,751
Toyota Industries Corp.	400	27,589
Trinity Industries, Inc.	1,322	45,424
Volvo AB, A Shares	1,187	22,736
Volvo AB, B Shares	3,333	62,178
Watts Water Technologies, Inc., Class A	3,900	544,401
Welbilt, Inc.(a)	10,114	240,207
Westinghouse Air Brake Technologies Corp.	3,123	300,339
Xylem, Inc.	1,085	92,507
Yaskawa Electric Corp.	400	15,590
Zhengzhou Coal Mining Machinery Group Co. Ltd.	76,800	84,532
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	151,100	157,301
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	439,600	277,536

		16,088,468

Marine — 0.1%
AP Moeller - Maersk A/S, Class A	11	32,476
AP Moeller - Maersk A/S, Class B	9	27,045
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(b)	57,100	98,175
Costamare, Inc.	2,802	47,774
Evergreen Marine Corp. Taiwan Ltd.	78,000	362,556
Kirby Corp.(a)	196	14,149
Matson, Inc.	3,831	462,095
Pan Ocean Co. Ltd.	19,503	111,732

		1,156,002

Media — 1.1%
Altice USA, Inc., Class A(a)	25,742	321,260
AMC Networks, Inc., Class A(a)	5,885	239,108
Cable One, Inc.	81	118,604
Cardlytics, Inc.(a)	3,383	185,997
Charter Communications, Inc., Class A(a)	1,903	1,038,125
China Literature Ltd.(a)(c)	36,400	149,073
Comcast Corp., Class A	65,588	3,070,830
ComScore, Inc.(a)	13,300	38,703
Cumulus Media, Inc., Class A(a)	3,764	37,452
Dentsu Group, Inc.	200	8,173
Discovery, Inc., Class A(a)(b)	3,250	80,990
Discovery, Inc., Class C(a)	6,549	163,529

17

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
DISH Network Corp., Class A(a)	3,285	$103,970
Emerald Holding, Inc.(a)(b)	7,770	26,418
Entravision Communications Corp., Class A(b)	21,487	137,732
EW Scripps Co., Class A(a)	18,343	381,351
Focus Media Information Technology Co. Ltd., Class A	127,600	121,871
Fox Corp., Class A	36,382	1,435,270
Fox Corp., Class B	3,284	119,144
Gannett Co., Inc.(a)	8,039	36,256
Gray Television, Inc.(b)	1,620	35,753
iHeartMedia, Inc., Class A(a)	4,283	81,077
Informa PLC(a)	5,081	39,810
Interpublic Group of Cos., Inc.	4,272	151,442
Liberty Broadband Corp., Class A(a)	395	51,769
Liberty Broadband Corp., Class C(a)	1,497	202,574
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	1,734	79,261
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	2,911	133,120
Loyalty Ventures, Inc.(a)(b)	63	1,041
Magnite, Inc.(a)(b)	10,578	139,735
National CineMedia, Inc.	13,432	34,117
New York Times Co., Class A	543	24,891
News Corp., Class A	3,029	67,092
News Corp., Class B	397	8,940
Nexstar Media Group, Inc., Class A(b)	676	127,413
Omnicom Group, Inc.(b)	2,190	185,887
Paramount Global, Class A(b)	26	1,051
Paramount Global, Class B(b)	6,353	240,207
Pearson PLC	2,443	23,954
Publicis Groupe SA	592	35,931
Sirius XM Holdings, Inc.(b)	27,531	182,255
TechTarget, Inc.(a)	629	51,125
TEGNA, Inc.	17,109	383,242
Thryv Holdings, Inc.(a)	1,520	42,742
Townsquare Media, Inc., Class A(a)	5,405	69,130
Vivendi SE	4,675	61,077
WPP PLC	5,099	66,736

		10,335,228

Metals & Mining — 1.9%
Alcoa Corp.	612	55,098
Allegheny Technologies, Inc.(a)(b)	6,404	171,883
Alrosa PJSC(a)(d)	667,929	82
Aluminum Corp. of China Ltd., Class A(a)	92,600	83,960
Aluminum Corp. of China Ltd., Class H(a)	100,000	57,881
Angang Steel Co. Ltd., Class H	980,000	447,349
Anglo American Platinum Ltd.	540	74,150
Anglo American PLC	2,086	109,119
AngloGold Ashanti Ltd.(b)	12,695	301,228
Antofagasta PLC	1,796	39,025
APL Apollo Tubes Ltd.(a)	17,838	214,121
ArcelorMittal SA	800	25,627
Arconic Corp.(a)	7,634	195,583
BlueScope Steel Ltd.	5,043	78,419
Boliden AB	3,574	180,291
Century Aluminum Co.(a)	1,001	26,336
China Hongqiao Group Ltd.	333,000	437,478
China Molybdenum Co. Ltd., Class A	203,900	165,756
China Molybdenum Co. Ltd., Class H	198,000	101,790
Cleveland-Cliffs, Inc.(a)	1,493	48,090
Coeur Mining, Inc.(a)	28,347	126,144
Commercial Metals Co.	12,603	524,537
Constellium SE(a)	18,418	331,524
Evolution Mining Ltd.	8,351	27,563
Fortescue Metals Group Ltd.	4,247	65,284

Security	Shares	Value

Metals & Mining (continued)
Freeport-McMoRan, Inc.	11,241	$559,127
Ganfeng Lithium Co. Ltd., Class A	12,000	235,151
Glencore PLC	55,261	359,567
Gloria Material Technology Corp.	101,000	88,693
Gold Fields Ltd.(b)	27,426	424,708
Hecla Mining Co.(b)	26,464	173,869
Hochschild Mining PLC	52,450	88,056
Impala Platinum Holdings Ltd.	19,124	294,362
JFE Holdings, Inc.	1,300	18,192
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)	119,211	123,354
Koza Altin Isletmeleri AS(a)	11,996	117,166
Maanshan Iron & Steel Co. Ltd.	716,000	285,845
Materion Corp.	1,158	99,287
Mineral Resources Ltd.	634	24,992
MMC Norilsk Nickel PJSC(d)	651	—
MMG Ltd.(a)	132,000	52,443
MP Materials Corp.(a)	10,010	573,973
Newmont Corp.	2,017	160,251
Nippon Steel Corp.	2,100	37,054
NMDC Ltd.	96,198	204,850
Norsk Hydro ASA	9,015	87,589
Northam Platinum Holdings Ltd.(a)	9,459	141,168
Northern Star Resources Ltd.	4,889	39,443
Novagold Resources, Inc.(a)	25,918	200,346
Nucor Corp.(b)	360	53,514
Olympic Steel, Inc.	3,046	117,149
POSCO Holdings, Inc.	4,140	993,077
POSCO Holdings, Inc., ADR	6,400	379,328
Press Metal Aluminium Holdings Bhd	92,100	135,804
Reliance Steel & Aluminum Co.	4,525	829,659
Rio Tinto Ltd.	1,975	176,565
Rio Tinto PLC	5,130	410,126
Royal Gold, Inc.	215	30,375
Ryerson Holding Corp.	3,367	117,912
Saudi Arabian Mining Co.(a)	22,118	785,277
Schnitzer Steel Industries, Inc., Class A	4,320	224,381
Severstal PAO(d)	6,166	1
Shandong Nanshan Aluminum Co. Ltd., Class A	141,600	89,990
Sibanye Stillwater Ltd.	18,266	73,447
South32 Ltd.	37,762	143,544
Southern Copper Corp.(b)	2,479	188,156
Steel Dynamics, Inc.	3,016	251,625
Sumitomo Metal Mining Co. Ltd.	2,600	131,725
TimkenSteel Corp.(a)	3,227	70,607
United States Steel Corp.(b)	876	33,060
Vale SA	94,090	1,889,290
Vedanta Ltd.	54,714	288,944
Warrior Met Coal, Inc.	3,446	127,881
Worthington Industries, Inc.	7,507	385,935
Zijin Mining Group Co. Ltd., Class A	296,200	523,869
Zijin Mining Group Co. Ltd., Class H	326,000	494,367

		17,223,412

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AFC Gamma, Inc.	1,929	36,882
AG Mortgage Investment Trust, Inc.	3,556	33,071
Arbor Realty Trust, Inc.	40,098	684,072
Blackstone Mortgage Trust, Inc., Class A	12,083	384,119
Chimera Investment Corp.	3,212	38,672
Great Ajax Corp.	1,180	13,841
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	6,383	302,746

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
New Residential Investment Corp.	1,424	$15,635
Redwood Trust, Inc.	12,896	135,795
Starwood Property Trust, Inc.	953	23,034
TPG RE Finance Trust, Inc.	4,054	47,878

		1,715,745

Multiline Retail — 0.3%
Big Lots, Inc.(b)	1,410	48,786
Dillard’s, Inc., Class A(b)	723	194,046
Franchise Group, Inc.	3,553	147,201
Kohl’s Corp.	490	29,625
Macy’s, Inc.	25,582	623,178
Marisa Lojas SA(a)	103,889	70,699
Nordstrom, Inc.	1,845	50,018
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	216	9,279
Shinsegae, Inc.	512	107,533
Target Corp.	5,978	1,268,651
Woolworths Holdings Ltd.	171,442	675,410

		3,224,426

Multi-Utilities — 0.6%
Black Hills Corp.(b)	10,371	798,774
CMS Energy Corp.	3,739	261,506
Consolidated Edison, Inc.	5,478	518,657
DTE Energy Co.	5,643	746,061
E.ON SE	18,342	213,100
Engie SA	11,495	151,125
National Grid PLC	27,120	416,786
NorthWestern Corp.	18,171	1,099,164
Public Service Enterprise Group, Inc.	10,225	715,750
Sempra Energy	3,396	570,935
Veolia Environnement SA	4,370	140,117

		5,631,975

Oil, Gas & Consumable Fuels — 3.8%
Alto Ingredients, Inc.(a)	4,527	30,874
Ampol Ltd.	2,393	54,364
Antero Midstream Corp.	1,100	11,957
Antero Resources Corp.(a)	23,194	708,113
APA Corp.	1,188	49,100
Ardmore Shipping Corp.(a)	13,146	59,157
Bangchak Corp. PCL	91,600	81,693
BP PLC	71,993	352,937
California Resources Corp.	4,311	192,831
Callon Petroleum Co.(a)	4,956	292,800
Centennial Resource Development, Inc., Class A(a)	21,372	172,472
Cheniere Energy, Inc.	738	102,324
Chesapeake Energy Corp.(b)	7,434	646,758
Chevron Corp.	8,733	1,421,994
China Petroleum & Chemical Corp., Class H	1,186,000	589,350
Civitas Resources, Inc.(b)	2,587	154,470
Clean Energy Fuels Corp.(a)	23,430	186,034
CNX Resources Corp.(a)	9,577	198,435
ConocoPhillips	4,344	434,400
Continental Resources, Inc.	723	44,342
Coterra Energy, Inc.(b)	2,031	54,776
CVR Energy, Inc.	3,085	78,791
Delek U.S. Holdings, Inc.(a)	11,815	250,714
Denbury, Inc.(a)	2,779	218,346
Devon Energy Corp.(b)	12,076	714,054
Diamondback Energy, Inc.	1,480	202,878
DT Midstream, Inc.(a)	318	17,255
ENEOS Holdings, Inc.	27,900	104,310

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Energy Fuels, Inc.(a)	15,022	$137,451
Eni SpA	9,686	141,253
EOG Resources, Inc.	11,248	1,341,099
EQT Corp.	1,002	34,479
Equinor ASA	2,587	96,590
Equitrans Midstream Corp.	28,952	244,355
Evolution Petroleum Corp.	27,717	188,198
Exxon Mobil Corp.(b)	49,126	4,057,316
Falcon Minerals Corp.(b)	17,029	114,775
Formosa Petrochemical Corp.	86,000	282,262
Frontline Ltd.(a)	4,201	36,969
Galp Energia SGPS SA	11,280	142,609
Gazprom PJSC, ADR(d)	61,959	620
Gevo, Inc.(a)(b)	8,992	42,083
Golar LNG Ltd.(a)	7,476	185,255
Green Plains, Inc.(a)	2,171	67,323
Grupa Lotos SA(a)	5,171	71,938
Gulfport Energy Corp.(a)	756	67,904
Hess Corp.	846	90,556
HF Sinclair Corp.	493	19,646
Idemitsu Kosan Co. Ltd.	1,600	44,105
Inpex Corp.	3,600	42,326
Kinder Morgan, Inc.	6,134	115,994
Kosmos Energy Ltd.(a)	23,920	171,985
Laredo Petroleum, Inc.(a)	1,249	98,846
LUKOIL PJSC(d)	17,286	2
LUKOIL PJSC, ADR(d)	14,527	145
Lundin Energy AB	1,203	50,495
Marathon Oil Corp.	47,072	1,181,978
Marathon Petroleum Corp.	1,952	166,896
Matador Resources Co.(b)	10,030	531,389
MOL Hungarian Oil & Gas PLC	43,462	381,874
Murphy Oil Corp.(b)	13,528	546,396
Neste OYJ	2,371	108,101
New Fortress Energy, Inc.	87	3,707
Nordic American Tankers Ltd.	11,529	24,557
Novatek PJSC, GDR, Registered Shares(d)	3,369	34
Oasis Petroleum, Inc.	2,399	350,974
Occidental Petroleum Corp.	4,861	275,813
Occidental Petroleum Corp.(a)	365	12,859
OMV AG	688	32,874
ONEOK, Inc.	1,398	98,741
Ovintiv, Inc.	33,553	1,814,211
Par Pacific Holdings, Inc.(a)	5,967	77,690
PBF Energy, Inc., Class A(a)(b)	9,134	222,596
PDC Energy, Inc.	5,717	415,512
PetroChina Co. Ltd., Class A	1,143,200	987,359
PetroChina Co. Ltd., Class H	1,068,000	542,348
Phillips 66	9,235	797,812
Pioneer Natural Resources Co.	794	198,524
PTT Exploration & Production PCL, NVDR	165,500	713,079
PTT PCL, NVDR	507,400	584,743
Rabigh Refining & Petrochemical Co.(a)	30,204	225,582
Range Resources Corp.(a)	19,018	577,767
Ranger Oil Corp., Class A(a)	3,678	127,001
Reliance Industries Ltd.	85,469	2,956,165
Renewable Energy Group, Inc.(a)	3,397	206,028
Repsol SA	9,315	122,019
REX American Resources Corp.(a)(b)	298	29,681
SandRidge Energy, Inc.(a)	5,103	81,750
Santos Ltd.	14,065	81,546
Saudi Arabian Oil Co.(c)	93,378	1,071,110

19

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Scorpio Tankers, Inc.	11,427	$244,309
SFL Corp. Ltd.	11,763	119,747
SK Innovation Co. Ltd.(a)	1,747	306,471
SM Energy Co.	10,965	427,087
S-Oil Corp.	2,148	170,431
Southwestern Energy Co.(a)	70,677	506,754
Talos Energy, Inc.(a)	12,591	198,812
Targa Resources Corp.	738	55,697
Tatneft PJSC(d)	79,242	10
Tellurian, Inc.(a)	16,832	89,210
Texas Pacific Land Corp.	19	25,690
TotalEnergies SE	10,104	511,258
Ultrapar Participacoes SA	92,041	273,549
Ultrapar Participacoes SA, ADR(b)	27,149	82,261
Uranium Energy Corp.(a)	8,594	39,446
Ur-Energy, Inc.(a)	12,570	20,112
Valero Energy Corp.	3,854	391,335
Vertex Energy, Inc.(a)(b)	7,657	76,111
W&T Offshore, Inc.(a)	73,440	280,541
Williams Cos., Inc.	8,345	278,806
Woodside Petroleum Ltd.	3,802	91,367
World Fuel Services Corp.	7,603	205,585

		35,255,413

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd.	111,000	57,592
Longchen Paper and Packaging Co. Ltd.	125,000	92,613
Louisiana-Pacific Corp.	288	17,891
Nine Dragons Paper Holdings Ltd.	375,000	325,629
Sylvamo Corp.(a)	118	3,927

		497,652

Personal Products — 0.3%
Amorepacific Corp.	3,206	420,272
Beauty Health Co.(a)	1,221	20,610
BellRing Brands, Inc.(a)	1,185	27,350
Coty, Inc., Class A(a)	1,115	10,024
elf Beauty, Inc.(a)	1,242	32,081
Estee Lauder Cos., Inc., Class A	1,006	273,954
Godrej Consumer Products Ltd.(a)	8,057	79,107
Herbalife Nutrition Ltd.(a)	334	10,140
Hindustan Unilever Ltd.	2,041	54,912
Honest Co., Inc.(a)	4,757	24,784
LG Household & Health Care Ltd.	643	453,580
L’Oreal SA	853	340,727
Medifast, Inc.	2,499	426,779
Natural Health Trends Corp.	3	21
Nature’s Sunshine Products, Inc.(a)	2,873	48,324
Nu Skin Enterprises, Inc., Class A	3,996	191,328
Olaplex Holdings, Inc.(a)	268	4,189
Unilever PLC	9,259	420,384

		2,838,566

Pharmaceuticals — 3.1%
Aclaris Therapeutics, Inc.(a)(b)	6,903	119,008
Aerie Pharmaceuticals, Inc.(a)	5,702	51,888
Alkem Laboratories Ltd.	2,847	135,727
Amneal Pharmaceuticals, Inc.(a)	13,679	57,041
Amphastar Pharmaceuticals, Inc.(a)	9,220	330,998
Arvinas, Inc.(a)	3,863	259,980
Aspen Pharmacare Holdings Ltd.	22,716	308,782
Astellas Pharma, Inc.	6,600	103,124
AstraZeneca PLC	4,741	628,718

Security	Shares	Value

Pharmaceuticals (continued)
Asymchem Laboratories Tianjin Co. Ltd., Class A	5,300	$304,871
Atea Pharmaceuticals, Inc.(a)	13,898	100,344
Bristol-Myers Squibb Co.	19,680	1,437,230
Cassava Sciences, Inc.(a)(b)	3,367	125,050
Catalent, Inc.(a)(b)	2,262	250,856
China Traditional Chinese Medicine Holdings Co. Ltd.	136,000	70,619
Chugai Pharmaceutical Co. Ltd.	2,500	83,421
Collegium Pharmaceutical, Inc.(a)	3,969	80,809
Corcept Therapeutics, Inc.(a)	11,761	264,858
CSPC Pharmaceutical Group Ltd.	389,520	446,330
Cymabay Therapeutics, Inc.(a)	5,003	15,559
Daiichi Sankyo Co. Ltd.	5,600	122,287
Eisai Co. Ltd.	900	41,696
Elanco Animal Health, Inc.(a)	7,507	195,858
Eli Lilly & Co.	6,967	1,995,140
Endo International PLC(a)	21,487	49,635
Esperion Therapeutics, Inc.(a)	6,517	30,239
Flexion Therapeutics Ltd.(d)	3,275	2,031
Fulcrum Therapeutics, Inc.(a)	2,485	58,770
GlaxoSmithKline PLC	17,757	384,207
Harmony Biosciences Holdings, Inc.(a)	3,252	158,210
Hikma Pharmaceuticals PLC	482	13,003
Intra-Cellular Therapies, Inc.(a)	4,760	291,264
Jazz Pharmaceuticals PLC(a)	1,030	160,340
Johnson & Johnson(b)	33,741	5,979,917
Joincare Pharmaceutical Group Industry Co. Ltd.	70,600	135,632
Kala Pharmaceuticals, Inc.(a)	2,505	3,457
Kalbe Farma Tbk PT	816,800	91,561
Kyowa Kirin Co. Ltd.	1,300	30,243
Lannett Co., Inc.(a)	9,376	7,387
Mega Lifesciences PCL, NVDR	188,200	256,870
Merck & Co., Inc.	35,625	2,923,031
Merck KGaA	566	118,200
Mind Medicine MindMed, Inc.(a)	15,081	16,740
Nektar Therapeutics(a)	596	3,212
NGM Biopharmaceuticals, Inc.(a)	6,217	94,809
Novartis AG, Registered Shares	5,805	509,630
Novo Nordisk A/S, Class B	4,473	496,128
Nuvation Bio, Inc.(a)	14,412	75,807
Ono Pharmaceutical Co. Ltd.	1,600	40,105
Optinose, Inc.(a)	4,371	10,796
Oramed Pharmaceuticals, Inc.(a)	2,439	21,097
Organon & Co.	831	29,027
Otsuka Holdings Co. Ltd.	1,400	48,367
Pacira BioSciences, Inc.(a)(b)	3,022	230,639
Perrigo Co. PLC	1,808	69,482
Pfizer, Inc.	54,943	2,844,399
Phathom Pharmaceuticals, Inc.(a)(b)	1,525	20,755
Phibro Animal Health Corp., Class A(b)	6,136	122,413
Pliant Therapeutics, Inc.(a)	4,720	33,087
Prestige Consumer Healthcare, Inc.(a)(b)	8,596	455,072
Provention Bio, Inc.(a)(b)	2,579	18,878
Reata Pharmaceuticals, Inc., Class A(a)	2,058	67,420
Relmada Therapeutics, Inc.(a)	3,882	104,775
Revance Therapeutics, Inc.(a)	3,493	68,114
Roche Holding AG	1,970	783,039
Royalty Pharma PLC, Class A	3,057	119,101
Sanofi	3,421	349,762
Shionogi & Co. Ltd.	600	36,866
Sino Biopharmaceutical Ltd.	320,000	198,696
SSY Group Ltd.	314,000	140,827
Strides Pharma Science Ltd.	16,844	76,710

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Sun Pharmaceutical Industries Ltd.	24,853	$299,134
Supernus Pharmaceuticals, Inc.(a)	6,589	212,957
Takeda Pharmaceutical Co. Ltd.	6,400	182,350
Teva Pharmaceutical Industries Ltd., ADR(a)	3,827	35,936
TherapeuticsMD, Inc.(a)(b)	37,248	14,154
Theravance Biopharma, Inc.(a)	4,402	42,083
Tricida, Inc.(a)	2,009	16,514
UCB SA	184	22,006
Viatris, Inc.	19,743	214,804
Xeris Biopharma Holdings, Inc.(a)	14,566	37,289
Zoetis, Inc.	13,008	2,453,179

		28,840,350

Professional Services — 0.7%
51job, Inc., ADR(a)	1,401	82,029
Adecco Group AG, Registered Shares	838	38,013
ASGN, Inc.(a)	5,125	598,139
CACI International, Inc., Class A(a)	76	22,896
Dun & Bradstreet Holdings, Inc.(a)	525	9,198
Equifax, Inc.	2,115	501,466
Experian PLC	2,448	94,311
Exponent, Inc.	2,222	240,087
First Advantage Corp.(a)	2,358	47,608
Forrester Research, Inc.(a)	5,012	282,777
Franklin Covey Co.(a)	7,024	317,625
FTI Consulting, Inc.(a)	110	17,294
Heidrick & Struggles International, Inc.	5,429	214,880
HireRight Holdings Corp.(a)	2,348	40,151
Insperity, Inc.	6,109	613,466
KBR, Inc.	15,224	833,210
Kelly Services, Inc., Class A	6,828	148,099
Kforce, Inc.(b)	7,609	562,838
Korn Ferry	3,846	249,759
Legalzoom.com, Inc.(a)(b)	60	848
ManpowerGroup, Inc.	179	16,812
ManTech International Corp., Class A(b)	3,869	333,469
Mistras Group, Inc.(a)	5,359	35,423
Nielsen Holdings PLC(b)	1,176	32,034
Persol Holdings Co. Ltd.	4,600	103,069
Randstad NV	1,156	69,539
Recruit Holdings Co. Ltd.	3,900	169,443
RELX PLC	8,303	258,370
Science Applications International Corp.	190	17,512
Sterling Check Corp.(a)(b)	1,371	36,236
Teleperformance	169	64,372
TriNet Group, Inc.(a)(b)	4,120	405,243
Upwork, Inc.(a)	8,139	189,150
Wolters Kluwer NV	463	49,359

		6,694,725

Real Estate Management & Development — 0.8%
Agile Group Holdings Ltd.	282,000	141,903
Aldar Properties PJSC	104,588	140,008
A-Living Smart City Services Co. Ltd., Class H(c)	70,250	97,260
Altisource Portfolio Solutions SA(a)	3,960	46,847
Aroundtown SA	6,749	38,566
Azrieli Group Ltd.	509	44,718
Capitaland Investment Ltd.(a)	9,100	26,664
CBRE Group, Inc., Class A(a)	5,095	466,294
China Overseas Property Holdings Ltd.	85,000	100,252
China Resources Land Ltd.	46,000	212,987
China Resources Mixc Lifestyle Services Ltd.(c)	9,800	47,966
CK Asset Holdings Ltd.	10,500	71,772

Security	Shares	Value

Real Estate Management & Development (continued)
Country Garden Holdings Co. Ltd.(b)	1,212,000	$927,793
Country Garden Services Holdings Co. Ltd.	38,000	160,080
Cushman & Wakefield PLC(a)	16,057	329,329
Daiwa House Industry Co. Ltd.	1,800	46,924
Emaar Properties PJSC	118,183	191,970
ESR Cayman Ltd.(a)(c)	11,600	35,947
eXp World Holdings, Inc.(b)	2,259	47,823
Fastighets AB Balder, B Shares(a)	514	33,842
Hang Lung Properties Ltd.	4,000	8,062
Henderson Land Development Co. Ltd.	13,000	53,963
Hongkong Land Holdings Ltd.(b)	4,700	22,964
Howard Hughes Corp.(a)	137	14,195
Jones Lang LaSalle, Inc.(a)(b)	166	39,750
KE Holdings, Inc., ADR(a)(b)	9,690	119,865
Kennedy-Wilson Holdings, Inc.	22,941	559,531
LEG Immobilien SE	413	47,032
Lendlease Corp. Ltd.(e)	2,647	22,065
Marcus & Millichap, Inc.	17,452	919,371
Mitsubishi Estate Co. Ltd.	4,900	72,963
Mitsui Fudosan Co. Ltd.	3,000	64,207
Multiplan Empreendimentos Imobiliarios SA	22,419	115,272
NEPI Rockcastle PLC	37,023	246,585
New World Development Co. Ltd.	16,000	64,914
Opendoor Technologies, Inc.(a)	1,500	12,975
Powerlong Real Estate Holdings Ltd.	129,000	33,784
RE/MAX Holdings, Inc., Class A	8,853	245,494
Realogy Holdings Corp.(a)	23,351	366,144
Redfin Corp.(a)(b)	4,936	89,045
RMR Group, Inc., Class A	1,751	54,456
Shimao Services Holdings Ltd.(c)	54,000	28,586
Sumitomo Realty & Development Co. Ltd.	900	24,908
Sun Hung Kai Properties Ltd.	7,000	83,282
Sunac China Holdings Ltd.(b)	245,000	140,623
Swire Pacific Ltd., Class A	1,500	9,122
Swire Properties Ltd.	7,800	19,275
Swiss Prime Site AG, Registered Shares	367	36,195
UOL Group Ltd.	7,500	38,833
Vonovia SE	2,872	133,865
Wharf Real Estate Investment Co. Ltd.	5,000	24,711
Zhejiang China Commodities City Group Co. Ltd.	166,000	130,856
Zillow Group, Inc., Class C(a)	655	32,285

		7,084,123

Road & Rail — 0.7%
ArcBest Corp.(b)	2,719	218,880
Avis Budget Group, Inc.(a)	2,570	676,681
CJ Logistics Corp.(a)	1,017	108,056
Covenant Logistics Group, Inc.	6,343	136,565
CSX Corp.	15,958	597,627
JB Hunt Transport Services, Inc.	231	46,382
Landstar System, Inc.(b)	5,950	897,438
Localiza Rent a Car SA	6,380	81,876
Lyft, Inc., Class A(a)	1,456	55,910
Marten Transport Ltd.	9,371	166,429
MTR Corp. Ltd.	6,000	32,312
Norfolk Southern Corp.	1,695	483,448
Old Dominion Freight Line, Inc.	1,136	339,300
Ryder System, Inc.	2,022	160,405
Saia, Inc.(a)	1,095	266,983
Schneider National, Inc., Class B(b)	8,961	228,506
TuSimple Holdings, Inc., Class A(a)	440	5,368
Uber Technologies, Inc.(a)	7,088	252,900

21

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Union Pacific Corp.	2,675	$730,837
Werner Enterprises, Inc.	18,730	767,930
XPO Logistics, Inc.(a)	317	23,078

		6,276,911

Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc.(a)	18,745	2,049,578
Advantest Corp.	300	23,422
Allegro MicroSystems, Inc.(a)	132	3,749
Ambarella, Inc.(a)	3,563	373,830
Amkor Technology, Inc.(b)	14,026	304,645
Analog Devices, Inc.	1,998	330,030
Applied Materials, Inc.	5,759	759,036
ASE Technology Holding Co. Ltd.	39,000	138,975
ASM International NV	82	29,859
ASML Holding NV	1,354	904,772
ASPEED Technology, Inc.	1,000	112,569
Axcelis Technologies, Inc.(a)	2,941	222,134
Broadcom, Inc.	1,895	1,193,244
Cirrus Logic, Inc.(a)	2,284	193,660
CMC Materials, Inc.	2,219	411,403
Cohu, Inc.(a)	3,094	91,582
Diodes, Inc.(a)	4,378	380,842
eMemory Technology, Inc.	1,000	63,546
Enphase Energy, Inc.(a)	587	118,445
Entegris, Inc.	1,132	148,586
Faraday Technology Corp.	13,000	135,905
First Solar, Inc.(a)	347	29,058
FormFactor, Inc.(a)	1,119	47,032
Global Unichip Corp.	10,000	173,889
Globalfoundries Inc.(a)(b)	173	10,799
Ichor Holdings Ltd.(a)(b)	6,969	248,236
Infineon Technologies AG	4,025	136,166
Intel Corp.	47,157	2,337,101
Kinsus Interconnect Technology Corp.	26,000	172,892
KLA Corp.	1,363	498,940
Kulicke & Soffa Industries, Inc.(b)	3,124	175,006
Lam Research Corp.	1,665	895,121
Lasertec Corp.	400	66,546
Lattice Semiconductor Corp.(a)(b)	22,439	1,367,657
MACOM Technology Solutions Holdings, Inc., Class H(a)	1,394	83,459
Marvell Technology Inc.	2,410	172,821
MaxLinear, Inc.(a)(b)	7,171	418,428
MediaTek, Inc.	49,000	1,524,905
Microchip Technology, Inc.	980	73,637
Micron Technology, Inc.	1,957	152,431
MKS Instruments, Inc.	181	27,150
Monolithic Power Systems, Inc.	1,015	492,965
Nanya Technology Corp.	236,000	562,973
NAURA Technology Group Co. Ltd., Class A	2,400	102,341
NVIDIA Corp.	18,158	4,954,592
NXP Semiconductors NV	3,450	638,526
Onto Innovation, Inc.(a)	3,399	295,339
Parade Technologies Ltd.	5,000	312,490
Power Integrations, Inc.	8,940	828,559
Qualcomm, Inc.	11,463	1,751,776
Rambus, Inc.(a)	1,565	49,908
Realtek Semiconductor Corp.	57,000	846,722
Renesas Electronics Corp.(a)	5,200	60,252
Rohm Co. Ltd.	400	31,056
Semtech Corp.(a)	5,698	395,099
SG Micro Corp., Class A	2,549	130,003

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Silergy Corp.	3,000	$351,752
Silicon Laboratories, Inc.(a)(b)	12,790	1,921,058
SiTime Corp.(a)	514	127,379
SK Hynix, Inc.	9,012	866,947
Skyworks Solutions, Inc.	335	44,649
SolarEdge Technologies, Inc.(a)	129	41,586
STMicroelectronics NV	1,764	76,670
SunPower Corp.(a)	5,038	108,216
Synaptics, Inc.(a)	3,616	721,392
Taiwan Semiconductor Manufacturing Co. Ltd.	694,000	14,236,378
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,556	1,204,828
Teradyne, Inc.	1,871	221,208
Texas Instruments, Inc.	4,268	783,093
Tokyo Electron Ltd.	600	308,137
Ultra Clean Holdings, Inc.(a)	3,514	148,958
United Microelectronics Corp.	344,000	631,730
Universal Display Corp.	142	23,707
Vanguard International Semiconductor Corp.	104,000	447,824
Wolfspeed, Inc.(a)	378	43,039

		50,362,238

Software — 5.5%
8x8, Inc.(a)(b)	15,772	198,569
ACI Worldwide, Inc.(a)	14,732	463,911
Adobe, Inc.(a)	5,422	2,470,372
Alarm.com Holdings, Inc.(a)(b)	3,642	242,047
Alkami Technology, Inc.(a)	1,779	25,457
Altair Engineering, Inc., Class A(a)	6,267	403,595
Alteryx, Inc., Class A(a)	194	13,877
Anaplan, Inc.(a)	467	30,378
ANSYS, Inc.(a)	507	161,049
Appfolio, Inc., Class A(a)	428	48,454
Appian Corp.(a)	4,651	282,874
Asana, Inc., Class A(a)(b)	6,205	248,014
Aspen Technology, Inc.(a)	219	36,216
Atlassian Corp. PLC, Class A(a)	651	191,283
Autodesk, Inc.(a)	1,036	222,067
Avalara, Inc.(a)	428	42,590
Avaya Holdings Corp.(a)	6,300	79,821
AvidXchange Holdings, Inc.(a)	1,714	13,798
Bentley Systems, Inc., Class B(b)	822	36,316
Bill.Com Holdings, Inc.(a)	505	114,529
Birlasoft Ltd.	31,186	185,423
Black Knight, Inc.(a)	649	37,635
Blackbaud, Inc.(a)	849	50,830
Blackline, Inc.(a)	4,185	306,426
Box, Inc., Class A(a)	14,349	416,982
BTRS Holdings, Inc.(a)	20,980	156,930
C3.AI, Inc., Class A(a)(b)	4,723	107,212
Cadence Design Systems, Inc.(a)	6,268	1,030,835
CDK Global, Inc.	390	18,985
Cerence, Inc.(a)(b)	1,840	66,424
Ceridian HCM Holding, Inc.(a)(b)	702	47,989
Check Point Software Technologies Ltd.(a)	583	80,606
Citrix Systems, Inc.	714	72,043
Coupa Software, Inc.(a)	629	63,925
Crowdstrike Holdings, Inc., Class A(a)	922	209,368
CyberArk Software Ltd.(a)	54	9,112
Dassault Systemes SE	2,168	106,511
Datadog, Inc., Class A(a)	1,254	189,943
Datto Holding Corp.(a)	80	2,138
Digital Turbine, Inc.(a)(b)	8,734	382,637
DocuSign, Inc.(a)	889	95,230

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Dolby Laboratories, Inc., Class A	211	$16,504
Domo, Inc., Class B(a)	1,317	66,601
DoubleVerify Holdings, Inc.(a)	171	4,304
Dropbox, Inc., Class A(a)	1,474	34,270
Duck Creek Technologies, Inc.(a)	238	5,265
Dynatrace, Inc.(a)	2,436	114,736
E2open Parent Holdings, Inc.(a)	18,068	159,179
Elastic NV(a)	241	21,437
EngageSmart, Inc.(a)	4,477	95,405
Envestnet, Inc.(a)(b)	2,528	188,184
Everbridge, Inc.(a)	127	5,542
Fair Isaac Corp.(a)	127	59,240
Five9, Inc.(a)	222	24,509
Fortinet, Inc.(a)	885	302,440
Guidewire Software, Inc.(a)(b)	240	22,709
HubSpot, Inc.(a)(b)	669	317,735
Informatica, Inc., Class A(a)(b)	107	2,112
Intuit, Inc.	3,340	1,606,006
Jamf Holding Corp.(a)(b)	176	6,127
JFrog Ltd.(a)	9,157	246,781
Kingdee International Software Group Co. Ltd.(a)	56,000	122,692
LivePerson, Inc.(a)	12,627	308,351
Mandiant, Inc.(a)	771	17,201
Manhattan Associates, Inc.(a)	1,315	182,404
Marathon Digital Holdings, Inc.(a)(b)	4,218	117,893
Marin Software, Inc.(a)	1,610	4,637
Microsoft Corp.	66,251	20,425,846
MicroStrategy, Inc., Class A(a)(b)	628	305,409
Mimecast Ltd.(a)	2,462	195,877
Model N, Inc.(a)	3,767	101,332
Momentive Global, Inc.(a)	16,420	266,989
Monday.com Ltd.(a)	188	29,717
N-Able, Inc.(a)	125	1,137
NavInfo Co. Ltd.(a)	97,700	213,638
nCino, Inc.(a)(b)	186	7,622
NCR Corp.(a)	420	16,880
Nemetschek SE	226	21,704
New Relic, Inc.(a)	169	11,303
Nice Ltd.(a)	429	93,833
NortonLifeLock, Inc.	2,748	72,877
Nutanix, Inc., Class A(a)	693	18,586
ON24, Inc.(a)	2,500	32,875
Oracle Corp.	7,127	586,930
PagerDuty, Inc.(a)(b)	13,881	474,591
Palantir Technologies, Inc., Class A(a)	8,621	118,366
Palo Alto Networks, Inc.(a)	683	425,174
Paycom Software, Inc.(a)	831	287,842
Paycor HCM, Inc.(a)(b)	106	3,086
Paylocity Holding Corp.(a)	315	64,818
Pegasystems, Inc.	134	10,807
Ping Identity Holding Corp.(a)	5,409	148,369
Procore Technologies, Inc.(a)	195	11,302
Progress Software Corp.	9,204	433,416
PROS Holdings, Inc.(a)	4,607	153,459
PTC, Inc.(a)	567	61,077
Q2 Holdings, Inc.(a)	4,247	261,828
Qualys, Inc.(a)(b)	2,157	307,178
Rapid7, Inc.(a)(b)	7,525	837,081
RingCentral, Inc., Class A(a)	1,926	225,746
Riot Blockchain, Inc.(a)(b)	3,461	73,269
Sage Group PLC	7,044	64,542
Sailpoint Technologies Holdings, Inc.(a)(b)	7,900	404,322

Security	Shares	Value

Software (continued)
salesforce.com, Inc.(a)	9,814	$2,083,708
SAP SE	3,188	353,320
ServiceNow, Inc.(a)	4,423	2,463,124
Sinch AB(a)(c)	1,490	10,106
Smartsheet, Inc., Class A(a)	400	21,912
Splunk, Inc.(a)	775	115,173
Sprout Social, Inc., Class A(a)	4,351	348,602
SPS Commerce, Inc.(a)	2,659	348,861
SS&C Technologies Holdings, Inc.	1,456	109,229
Sumo Logic, Inc.(a)	8,976	104,750
Synchronoss Technologies, Inc.(a)	11,580	20,033
Synopsys, Inc.(a)	561	186,964
Temenos AG, Registered Shares	216	20,777
Tenable Holdings, Inc.(a)	9,511	549,641
Teradata Corp.(a)(b)	355	17,498
TOTVS SA	25,091	191,725
Trade Desk, Inc., Class A(a)	2,160	149,580
Trend Micro, Inc.	1,100	64,238
Tyler Technologies, Inc.(a)	183	81,415
Unity Software, Inc.(a)	823	81,650
Upland Software, Inc.(a)(b)	1,424	25,077
Varonis Systems, Inc.(a)(b)	18,437	876,495
Verint Systems, Inc.(a)	3,949	204,163
Viant Technology, Inc., Class A(a)	1,855	12,150
VMware, Inc., Class A	1,139	129,698
Vonage Holdings Corp.(a)	12,309	249,750
WiseTech Global Ltd.	829	31,203
Workday, Inc., Class A(a)	6,215	1,488,244
Workiva, Inc.(a)	6,493	766,174
Xero Ltd.(a)	944	71,544
Yext, Inc.(a)	31,391	216,284
Zendesk, Inc.(a)	673	80,955
Zoom Video Communications, Inc., Class A(a)	1,061	124,381
Zscaler, Inc.(a)	564	136,082
Zuora, Inc., Class A(a)(b)	11,755	176,090

		51,694,089

Specialty Retail — 1.2%
Aaron’s Co., Inc.	7,801	156,644
Abercrombie & Fitch Co., Class A(a)(b)	1,391	44,498
Abu Dhabi National Oil Co. for Distribution PJSC	59,088	67,470
Academy Sports & Outdoors, Inc.	8,106	319,376
Advance Auto Parts, Inc.	307	63,537
American Eagle Outfitters, Inc.(b)	25,809	433,591
Asbury Automotive Group, Inc.(a)(b)	1,671	267,694
AutoNation, Inc.(a)(b)	136	13,543
Bed Bath & Beyond, Inc.(a)(b)	6,381	143,764
Best Buy Co., Inc.	3,205	291,334
Boot Barn Holdings, Inc.(a)	2,844	269,583
Buckle, Inc.	2,006	66,278
Chico’s FAS, Inc.(a)	9,133	43,838
Children’s Place, Inc.(a)	1,751	86,324
China Yongda Automobiles Services Holdings Ltd.	306,000	330,592
Citi Trends, Inc.(a)	1,659	50,807
Conn’s, Inc.(a)	6,033	92,969
Designer Brands, Inc., Class A(a)(b)	9,818	132,641
Dick’s Sporting Goods, Inc.	956	95,619
Fawaz Abdulaziz Al Hokair & Co.(a)	17,940	70,929
Five Below, Inc.(a)	181	28,665
Floor & Decor Holdings, Inc., Class A(a)	334	27,054
Foot Locker, Inc.	3,092	91,709
Foschini Group Ltd.	62,467	630,035
GameStop Corp., Class A(a)(b)	211	35,148

23

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Gap, Inc.	660	$9,293
Group 1 Automotive, Inc.(b)	1,312	220,193
Guess?, Inc.(b)	2,741	59,891
Haverty Furniture Cos., Inc.	4,378	120,045
Hibbett, Inc.	702	31,127
Home Depot, Inc.	7,476	2,237,791
Home Product Center PCL, NVDR	1,143,300	544,343
JUMBO SA	10,497	156,397
Leslie’s, Inc.(a)	436	8,441
Lithia Motors, Inc.	97	29,112
Lowe’s Cos., Inc.	2,213	447,446
MarineMax, Inc.(a)	6,221	250,457
Mr Price Group Ltd.	13,029	192,372
Murphy USA, Inc.	1,962	392,322
National Vision Holdings, Inc.(a)	6,957	303,116
Penske Automotive Group, Inc.	101	9,466
Pepkor Holdings Ltd.(c)	140,103	222,439
Petco Health & Wellness Co., Inc.(a)(b)	182	3,562
RH(a)	58	18,913
Ross Stores, Inc.	940	85,032
Shift Technologies, Inc.(a)(b)	3,044	6,697
Shoe Carnival, Inc.	3,420	99,727
Siam Global House PCL	83,321	57,002
Signet Jewelers Ltd.	3,999	290,727
Sleep Number Corp.(a)	979	49,645
Sonic Automotive, Inc., Class A(b)	8,952	380,550
Tractor Supply Co.	293	68,377
Truworths International Ltd.	95,292	380,516
Urban Outfitters, Inc.(a)(b)	11,915	299,186
Victoria’s Secret and Co.(a)	246	12,635
Vroom, Inc.(a)	9,421	25,060
Williams-Sonoma, Inc.(b)	243	35,235
Zhongsheng Group Holdings Ltd.	15,500	108,984

		11,009,741

Technology Hardware, Storage & Peripherals — 4.0%
3D Systems Corp.(a)	6,891	114,942
Advantech Co. Ltd.	46,000	589,426
Apple, Inc.	129,522	22,615,836
Avid Technology, Inc.(a)	957	33,371
Brother Industries Ltd.	1,000	18,185
Canon, Inc.	4,100	99,933
Catcher Technology Co. Ltd.	37,000	185,623
Dell Technologies, Inc., Class C(a)(b)	26,031	1,306,496
Ennoconn Corp.	14,000	97,651
FUJIFILM Holdings Corp.	1,500	91,560
Hewlett Packard Enterprise Co.	52,004	868,987
HP, Inc.(b)	28,674	1,040,866
Lenovo Group Ltd.(b)	482,000	522,129
NetApp, Inc.	1,364	113,212
Pegatron Corp.	203,000	511,167
Pure Storage, Inc., Class A(a)	877	30,967
Ricoh Co. Ltd.	2,300	19,917
Samsung Electronics Co. Ltd.	155,175	8,879,574
Super Micro Computer, Inc.(a)	6,211	236,453
Western Digital Corp.(a)	4,618	229,284
Xerox Holdings Corp.	465	9,379

		37,614,958

Textiles, Apparel & Luxury Goods — 0.6%
Adidas AG	435	101,366
Anta Sports Products Ltd.	51,400	637,617
Capri Holdings Ltd.(a)	486	24,976

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Carter’s, Inc.	136	$12,511
Columbia Sportswear Co.	129	11,678
Crocs, Inc.(a)	6,169	471,312
Culp, Inc.	3,408	27,060
Deckers Outdoor Corp.(a)	90	24,639
Eclat Textile Co. Ltd.	10,000	165,547
EssilorLuxottica SA	659	120,525
Feng TAY Enterprise Co. Ltd.	23,000	152,948
Fossil Group, Inc.(a)	6,378	61,484
G-III Apparel Group Ltd.(a)	9,563	258,679
Hanesbrands, Inc.(b)	1,142	17,004
Hermes International	57	80,675
Kering SA	144	90,911
Kontoor Brands, Inc.(b)	6,268	259,182
Li Ning Co. Ltd.	83,000	704,782
Lululemon Athletica, Inc.(a)	288	105,186
LVMH Moet Hennessy Louis Vuitton SE	748	533,921
Makalot Industrial Co. Ltd.	20,000	142,450
NIKE, Inc., Class B	4,005	538,913
Pandora A/S	422	40,202
Puma SE	347	29,510
PVH Corp.	590	45,200
Ralph Lauren Corp.	2,869	325,459
Shenzhou International Group Holdings Ltd.	8,100	106,936
Skechers USA, Inc., Class A(a)	1,483	60,447
Steven Madden Ltd.(b)	2,053	79,328
Tapestry, Inc.	915	33,992
Titan Co. Ltd.	2,934	97,741
Under Armour, Inc., Class A(a)	2,410	41,018
Under Armour, Inc., Class C(a)	670	10,425

		5,413,624

Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd.	24,541	1,011,335
Federal Agricultural Mortgage Corp., Class C	6,707	727,575
Flagstar Bancorp, Inc.	3,507	148,697
FS Bancorp, Inc.	3,121	96,751
Housing Development Finance Corp. Ltd.	59,381	1,856,729
Merchants Bancorp	8,822	241,546
MGIC Investment Corp.	1,067	14,458
Mr Cooper Group, Inc.(a)	1,735	79,237
New York Community Bancorp, Inc.	1,485	15,919
NMI Holdings, Inc., Class A(a)	9,234	190,405
OP Bancorp	8,881	123,002
Radian Group, Inc.	24,330	540,369
Rocket Cos., Inc., Class A(b)	448	4,982
Southern Missouri Bancorp, Inc.	5,003	249,900
TFS Financial Corp.	160	2,656
UWM Holdings Corp.(b)	294	1,332
Walker & Dunlop, Inc.(b)	2,128	275,406
Washington Federal, Inc.	10,186	334,305
Western New England Bancorp, Inc.	10,176	90,973

		6,005,577

Tobacco — 0.1%
ITC Ltd.	253,945	835,643
Philip Morris International, Inc.	2,408	226,207
Turning Point Brands, Inc.	2,398	81,556

		1,143,406

Trading Companies & Distributors — 0.8%
AerCap Holdings NV(a)	328	16,492
Air Lease Corp.	352	15,717
Applied Industrial Technologies, Inc.(b)	10,489	1,076,801

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Ashtead Group PLC	733	$46,153
BlueLinx Holdings, Inc.(a)	647	46,506
Boise Cascade Co.	6,141	426,615
Brenntag SE	299	24,109
Bunzl PLC	1,428	55,379
Core & Main, Inc., Class A(a)	186	4,499
Fastenal Co.	4,238	251,737
Ferguson PLC	300	40,644
GATX Corp.(b)	2,469	304,502
GMS, Inc.(a)	5,812	289,263
Herc Holdings, Inc.	1,029	171,936
ITOCHU Corp.	3,700	125,156
Karat Packaging, Inc.(a)	3,924	77,891
Mitsubishi Corp.	3,000	112,580
Mitsui & Co. Ltd.	7,200	195,446
MonotaRO Co. Ltd.	1,600	34,340
MRC Global, Inc.(a)	21,761	259,174
MSC Industrial Direct Co., Inc., Class A	148	12,611
NOW, Inc.(a)	3,794	41,848
Rush Enterprises, Inc., Class A	8,884	452,284
SiteOne Landscape Supply, Inc.(a)(b)	11,087	1,792,657
Sumitomo Corp.	3,800	65,811
Titan Machinery, Inc.(a)	4,074	115,131
Triton International Ltd.	2,618	183,731
United Rentals, Inc.(a)	548	194,655
Univar Solutions, Inc.(a)(b)	551	17,709
Veritiv Corp.(a)	760	101,528
Watsco, Inc.	107	32,597
WESCO International, Inc.(a)	4,436	577,301
WW Grainger, Inc.	311	160,411

		7,323,214

Transportation Infrastructure — 0.1%
EcoRodovias Infraestrutura e Logistica SA(a)	31,600	50,642
International Container Terminal Services, Inc.	80,060	346,826
Transurban Group(e)	4,460	45,063
Westports Holdings Bhd	73,400	69,826

		512,357

Water Utilities — 0.2%
American Water Works Co., Inc.	3,301	546,415
Beijing Enterprises Water Group Ltd.	234,000	71,591
Cia de Saneamento de Minas Gerais-COPASA	112,483	323,908
Essential Utilities, Inc.	5,776	295,327
Severn Trent PLC	5,927	238,883
United Utilities Group PLC	12,914	190,165

		1,666,289

Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL, NVDR	48,300	337,487
Bharti Airtel Ltd.(a)	64,644	640,910
Etihad Etisalat Co.	36,073	399,048
Gogo, Inc.(a)	2,914	55,541
KDDI Corp.	2,900	95,081
MTN Group Ltd.	49,034	634,457
SK Telecom Co. Ltd.	7,704	360,225

Security	Shares	Value

Wireless Telecommunication Services (continued)
Softbank Corp.	6,500	$75,810
SoftBank Group Corp.	2,800	125,187
Telephone & Data Systems, Inc.	1,287	24,299
T-Mobile U.S., Inc.(a)	4,943	634,434
Turkcell Iletisim Hizmetleri A/S	48,794	74,962
U.S. Cellular Corp.(a)	15,900	480,657
Vodafone Group PLC	81,981	134,431

		4,072,529

Total Common Stocks — 84.7% (Cost: $675,911,814)		790,133,273

Preferred Securities

Preferred Stocks — 0.4%

Automobiles — 0.0%
Bayerische Motoren Werke AG, Preference Shares	234	18,125
Porsche Automobil Holding SE, Preference Shares	821	78,975
Volkswagen AG, Preference Shares	621	106,720

		203,820

Banks — 0.2%
Banco Bradesco SA, Preference Shares	180,944	844,473
Itau Unibanco Holding SA, Preference Shares	130,698	754,367

		1,598,840

Chemicals — 0.0%
Fuchs Petrolub SE, Preference Shares	1,808	65,597

Health Care Equipment & Supplies — 0.0%
Sartorius AG, Preference Shares	93	41,045

Metals & Mining — 0.0%
Gerdau SA, Preference Shares	19,339	125,148

Oil, Gas & Consumable Fuels — 0.2%
Petroleo Brasileiro SA, Preference Shares	209,295	1,470,457

Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP, 6.25%, 07/26/81(a)	7	157

Trading Companies & Distributors — 0.0%
WESCO International, Inc., 10.63%(a)(f)	1,463	43,056

		3,548,120

Total Preferred Securities — 0.4% (Cost: $2,688,538)		3,548,120

Rights

Electric Utilities — 0.0%
Electricite de France SA, (Expires 04/04/22)(a)	4,196	1,560

25

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.0%
Pan American Silver Corp., (Expires 02/22/29)(a)	16,660	$13,994

Total Rights — 0.0% (Cost: $3,539)		15,554

Total Long-Term Investments — 85.1% (Cost: $678,603,891)		793,696,947

Short-Term Securities

Money Market Funds — 18.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(g)(h)(i)	53,203,392	53,192,751

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(g)(h)	122,506,170	122,506,170

Total Short-Term Securities — 18.9% (Cost: $175,695,336)		175,698,921

Total Investments — 104.0% (Cost: $854,299,227)		969,395,868

Liabilities in Excess of Other Assets — (4.0)%		(36,865,137)

Net Assets — 100.0%		$932,530,731

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares.	$48,721,610	$4,498,615	(a)	$—	$(23,050)	$(4,424)	$53,192,751	53,203,392	$50,963	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	112,285,491	10,220,679	(a)	—	—	—	122,506,170	122,506,170	19,148		—

					$(23,050)	$(4,424)	$175,698,921		$70,111		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	85	06/17/22	$4,783	$146,568
Russell 2000 E-Mini Index	12	06/17/22	1,240	32,373
S&P 500 E-Mini Index	242	06/17/22	4,304	2,383,802

				2,562,743

Short Contracts
MSCI EAFE Index	425	06/17/22	45,569	(2,557,153)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts (continued)
MSCI Emerging Markets Index	1,347	06/17/22	$75,802	$(3,476,182)
Russell 2000 E-Mini Index	2,049	06/17/22	211,703	(6,078,540)

				(12,111,875)

				$(9,549,132)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	306,000	USD	223,081	Morgan Stanley & Co. International PLC	06/15/22	$6,175
EUR	646,000	USD	705,238	Morgan Stanley & Co. International PLC	06/15/22	11,329
NZD	118,000	USD	79,894	Morgan Stanley & Co. International PLC	06/15/22	1,787
SEK	1,327,000	USD	137,120	Bank of America N.A.	06/15/22	4,263
SGD	165,000	USD	121,661	BNP Paribas SA	06/15/22	76
USD	550,776	EUR	496,000	Bank of America N.A.	06/15/22	594
USD	172,551	EUR	155,000	Morgan Stanley & Co. International PLC	06/15/22	619
USD	577,944	GBP	433,000	Morgan Stanley & Co. International PLC	06/15/22	9,299

						34,142

CHF	835,000	USD	909,269	Bank of America N.A.	06/15/22	(2,934)
JPY	60,541,000	USD	524,871	Bank of America N.A.	06/15/22	(26,654)
USD	140,549	CAD	178,000	Toronto-Dominion Bank	06/15/22	(1,807)
USD	343,695	NOK	3,055,000	Toronto-Dominion Bank	06/15/22	(3,146)

						(34,541)

						$(399)

OTC Total Return Swaps

										Upfront
Paid by the Master Portfolio		Received by the Master Portfolio								Premium	Unrealized
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Paid (Received)	Appreciation Depreciation

MSCI Emerging Markets	Quarterly	3-Month LIBOR minus 0.17%, 0.96%	Quarterly	Goldman Sachs International	N/A	05/04/22	USD	33,476	$2,080,375	$—	$2,080,375
1-Day SOFR plus 0.63%, 0.33%	Quarterly	Russell 1000 Index	Quarterly	Citibank N.A.	N/A	05/04/22	USD	134,099	1,065,946	—	1,065,946
1-Day SOFR plus 0.55%, 0.33%	Quarterly	Russell 1000 Index	Quarterly	Goldman Sachs International	N/A	05/04/22	USD	134,099	1,081,442	—	1,081,442
1-Day SOFR plus 0.61%, 0.33%	Quarterly	Russell 1000 Index	Quarterly	Merrill Lynch International	N/A	05/04/22	USD	134,099	1,069,820	—	1,069,820
MSCI Emerging Markets	Quarterly	1-Day SOFR plus 0.22%, 0.33%	Quarterly	Citibank N.A.	N/A	11/08/22	USD	33,742	2,068,499	—	2,068,499
MSCI Emerging Markets	Quarterly	1-Day SOFR plus 0.17%, 0.33%	Quarterly	JPMorgan Chase Bank N.A.	N/A	11/08/22	USD	33,742	2,066,156	—	2,066,156
MSCI Emerging Markets	Quarterly	1-Day SOFR plus 0.18%, 0.33%	Quarterly	Merrill Lynch International	N/A	11/08/22	USD	33,742	2,066,625	—	2,066,625
1-Day SOFR plus 0.51%, 0.33%	Quarterly	Russell 1000 Index	Quarterly	JPMorgan Chase Bank N.A.	N/A	11/08/22	USD	134,860	331,907	—	331,907

									$11,830,770	$—	$11,830,770

27

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$8,730,782	$44,868	$—	$8,775,650
Air Freight & Logistics	2,848,839	654,211	—	3,503,050
Airlines	819,381	172,437	—	991,818
Auto Components	3,311,517	1,603,986	—	4,915,503
Automobiles	11,832,235	4,744,606	—	16,576,841
Banks	33,713,543	28,991,368	353	62,705,264
Beverages	7,346,396	2,534,387	—	9,880,783
Biotechnology	22,075,918	1,513,186	553	23,589,657
Building Products	3,397,058	930,340	—	4,327,398
Capital Markets	10,649,257	2,616,227	—	13,265,484
Chemicals	9,889,901	8,222,261	97	18,112,259
Commercial Services & Supplies	2,633,989	340,112	—	2,974,101
Communications Equipment	2,028,247	419,477	—	2,447,724
Construction & Engineering	4,061,304	899,934	—	4,961,238
Construction Materials	809,142	946,448	—	1,755,590
Consumer Finance	5,378,234	902,963	—	6,281,197
Containers & Packaging	507,103	30,834	—	537,937
Diversified Consumer Services	2,162,979	—	—	2,162,979
Diversified Financial Services	5,810,973	2,054,080	—	7,865,053
Diversified Telecommunication Services	4,211,082	2,023,551	—	6,234,633
Electric Utilities	10,263,306	2,169,774	658	12,433,738
Electrical Equipment	3,691,801	2,200,061	—	5,891,862
Electronic Equipment, Instruments & Components	6,832,202	6,631,697	—	13,463,899
Energy Equipment & Services	4,311,326	112,821	—	4,424,147
Entertainment	5,928,154	1,731,286	—	7,659,440
Equity Real Estate Investment Trusts (REITs)	25,861,860	859,437	—	26,721,297
Food & Staples Retailing	6,048,204	1,188,019	—	7,236,223
Food Products	5,101,893	3,914,453	—	9,016,346
Gas Utilities	1,722,499	3,228,780	—	4,951,279
Health Care Equipment & Supplies	14,400,171	932,873	—	15,333,044
Health Care Providers & Services	14,716,484	1,392,355	—	16,108,839
Health Care Technology	3,988,511	32,504	—	4,021,015
Hotels, Restaurants & Leisure	10,776,586	850,178	—	11,626,764

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Household Durables	$6,322,046	$666,585	$—	$6,988,631
Household Products	5,109,359	165,312	—	5,274,671
Independent Power and Renewable Electricity Producers	1,642,140	794,735	—	2,436,875
Industrial Conglomerates	2,127,217	1,377,493	—	3,504,710
Insurance	12,750,814	7,720,409	—	20,471,223
Interactive Media & Services	20,224,328	8,834,313	—	29,058,641
Internet & Direct Marketing Retail	12,528,921	8,573,228	—	21,102,149
IT Services	17,579,523	6,417,486	—	23,997,009
Leisure Products	569,125	68,551	—	637,676
Life Sciences Tools & Services	12,990,981	3,237,637	—	16,228,618
Machinery	13,471,990	2,616,478	—	16,088,468
Marine	524,018	631,984	—	1,156,002
Media	9,828,603	506,625	—	10,335,228
Metals & Mining	8,413,208	8,810,121	83	17,223,412
Mortgage Real Estate Investment Trusts (REITs)	1,715,745	—	—	1,715,745
Multiline Retail	2,441,483	782,943	—	3,224,426
Multi-Utilities	4,710,847	921,128	—	5,631,975
Oil, Gas & Consumable Fuels	24,314,043	10,940,559	811	35,255,413
Paper & Forest Products	21,818	475,834	—	497,652
Personal Products	1,069,584	1,768,982	—	2,838,566
Pharmaceuticals	22,779,751	6,058,568	2,031	28,840,350
Professional Services	5,848,249	846,476	—	6,694,725
Real Estate Management & Development	3,458,676	3,625,447	—	7,084,123
Road & Rail	6,136,543	140,368	—	6,276,911
Semiconductors & Semiconductor Equipment	27,913,517	22,448,721	—	50,362,238
Software	50,320,699	1,373,390	—	51,694,089
Specialty Retail	9,481,652	1,528,089	—	11,009,741
Technology Hardware, Storage & Peripherals	26,599,793	11,015,165	—	37,614,958
Textiles, Apparel & Luxury Goods	2,408,493	3,005,131	—	5,413,624
Thrifts & Mortgage Finance	4,148,848	1,856,729	—	6,005,577
Tobacco	307,763	835,643	—	1,143,406
Trading Companies & Distributors	6,623,596	699,618	—	7,323,214
Transportation Infrastructure	120,468	391,889	—	512,357
Water Utilities	1,165,650	500,639	—	1,666,289
Wireless Telecommunication Services	1,668,941	2,403,588	—	4,072,529
Preferred Securities
Preferred Stocks
Automobiles	—	203,820	—	203,820
Banks	1,598,840	—	—	1,598,840
Chemicals	—	65,597	—	65,597
Health Care Equipment & Supplies	—	41,045	—	41,045
Metals & Mining	125,148	—	—	125,148
Oil, Gas & Consumable Fuels	1,470,457	—	—	1,470,457
Real Estate Management & Development	157	—	—	157
Trading Companies & Distributors	43,056	—	—	43,056
Rights
Electric Utilities	—	1,560	—	1,560
Metals & Mining	13,994	—	—	13,994
Short-Term Securities
Money Market Funds	175,698,921	—	—	175,698,921

	$762,149,882	$207,241,400	$4,586	$969,395,868

Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,562,743	$11,830,770	$—	$14,393,513
Foreign Currency Exchange Contracts.	—	34,142	—	34,142
Liabilities
Equity Contracts	(12,111,875)	—	—	(12,111,875)

Foreign Currency Exchange Contracts	—	(34,541)	—	(34,541)

	$(9,549,132)	$11,830,371	$—	$2,281,239

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

29

Schedule of Investments (unaudited) (continued) March 31, 2022	Diversified Equity Master Portfolio

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SRF	State Revolving Fund

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	30